UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                   811-21993

RevenueShares ETF Trust

(Exact name of registrant as specified in charter)

One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, PA	19103

(Address of principal executive offices)	(Zip code)

Vincent T. Lowry
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-738-8870

Date of fiscal year end: June 30

Date of reporting period: July 1, 2010 – September 30, 2010

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

SCHEDULE OF INVESTMENTS
REVENUESHARES LARGE CAP FUND
SEPTEMBER 30, 2010 (UNAUDITED)

Investments	Shares	Value

COMMON STOCKS–99.9%
Automobiles & Components–2.3%
Ford Motor Co.*	220,516	$2,699,116
Goodyear Tire & Rubber Co.*	19,356	208,077
Harley-Davidson, Inc.	3,492	99,312
Johnson Controls, Inc.	19,951	608,506

Total Automobiles & Components		3,615,011

Banks–2.3%
BB&T Corp.	7,249	174,556
Comerica, Inc.	2,138	79,427
Fifth Third Bancorp	14,043	168,937
First Horizon National Corp.*	3,249	37,071
Hudson City Bancorp, Inc.	3,945	48,366
Huntington Bancshares, Inc.	15,392	87,273
KeyCorp	18,208	144,936
M&T Bank Corp.	1,120	91,627
Marshall & Ilsley Corp.	10,738	75,595
People’s United Financial, Inc.	1,155	15,119
PNC Financial Services Group, Inc.	5,714	296,614
Regions Financial Corp.	29,067	211,317
SunTrust Banks, Inc.	8,734	225,599
U.S. Bancorp	14,803	320,041
Wells Fargo & Co.	60,547	1,521,546
Zions Bancorporation	4,567	97,551

Total Banks		3,595,575

Capital Goods–9.8%
3M Co.	4,979	431,729
Boeing Co.	20,429	1,359,346
Caterpillar, Inc.	11,725	922,523
Cummins, Inc.	4,125	373,643
Danaher Corp.	5,556	225,629
Deere & Co.	8,497	592,921
Dover Corp.	2,618	136,686
Eaton Corp.	3,392	279,806
Emerson Electric Co.	9,538	502,271
Fastenal Co.	923	49,094
Flowserve Corp.	832	91,037
Fluor Corp.	10,027	496,637
General Dynamics Corp.	8,383	526,536
General Electric Co.	183,230	2,977,487
Goodrich Corp.	1,995	147,091
Honeywell International, Inc.	13,954	613,139
Illinois Tool Works, Inc.	5,069	238,344
ITT Corp.	3,847	180,155
Jacobs Engineering Group, Inc.*	6,234	241,256
L-3 Communications Holdings, Inc.	3,363	243,044
Lockheed Martin Corp.	10,306	734,612
Masco Corp.	10,398	114,482
Northrop Grumman Corp.	11,448	694,092
PACCAR, Inc.	4,292	206,660
Pall Corp.	1,265	52,675
Parker Hannifin Corp.	3,802	266,368
Precision Castparts Corp.	1,140	145,179
Quanta Services, Inc.*	3,090	58,957
Raytheon Co.	8,303	379,530
Rockwell Automation, Inc.	1,802	111,237
Rockwell Collins, Inc.	1,467	85,453
Roper Industries, Inc.	700	45,626
Snap-On, Inc.	1,154	53,673
Textron, Inc.	10,017	205,950
Tyco International Ltd.	6,113	224,530
United Technologies Corp.	14,009	997,861
W.W. Grainger, Inc.	1,132	134,833

Total Capital Goods		15,140,092

Commercial & Professional Services–0.6%
Avery Dennison Corp.	2,811	104,344
Cintas Corp.	2,401	66,147
Dun & Bradstreet Corp.	400	29,656
Equifax, Inc.	1,074	33,509
Iron Mountain, Inc.	2,234	49,908
Monster Worldwide, Inc.*	1,039	13,465
Pitney Bowes, Inc.	4,402	94,115
R.R. Donnelley & Sons Co.	8,114	137,613
Republic Services, Inc.	4,536	138,303
Robert Half International, Inc.	2,270	59,020
Stericycle, Inc.*	358	24,874
Waste Management, Inc.	6,358	227,235

Total Commercial & Professional Services		978,189

Consumer Durables & Apparel–1.4%
Coach, Inc.	1,617	69,466
D.R. Horton, Inc.	7,906	87,915
Eastman Kodak Co.*	30,385	127,617
Fortune Brands, Inc.	2,799	137,795
Harman International Industries, Inc.*	1,622	54,191
Hasbro, Inc.	2,297	102,239
Leggett & Platt, Inc.	2,838	64,593
Lennar Corp., Class A	5,316	81,760
Mattel, Inc.	4,807	112,772
Newell Rubbermaid, Inc.	6,755	120,307
NIKE, Inc., Class B	5,568	446,220
Polo Ralph Lauren Corp.	1,135	101,991
Pulte Group, Inc.*	8,012	70,185
Stanley Black & Decker, Inc.	1,412	86,527
VF Corp.	1,796	145,512
Whirlpool Corp.	3,921	317,444

Total Consumer Durables & Apparel		2,126,534

Consumer Services–1.4%
Apollo Group, Inc., Class A*	1,196	61,414
Carnival Corp.	7,341	280,500
Darden Restaurants, Inc.	3,928	168,040
DeVry, Inc.	424	20,865
H&R Block, Inc.	3,524	45,636
International Game Technology	2,177	31,458
Marriott International, Inc., Class A	7,464	267,435
McDonald’s Corp.	6,526	486,252
Starbucks Corp.	7,855	200,931
Starwood Hotels & Resorts Worldwide, Inc.	2,572	135,158
Wyndham Worldwide Corp.	3,323	91,283
Wynn Resorts Ltd.	821	71,238
Yum! Brands, Inc.	5,646	260,055

Total Consumer Services		2,120,265

Diversified Financials–6.0%
American Express Co.	11,959	502,637
Ameriprise Financial, Inc.	3,349	158,508
Bank of America Corp.	168,904	2,214,331
Bank of New York Mellon Corp.	5,372	140,370
Capital One Financial Corp.	7,431	293,896
Charles Schwab Corp.	4,536	63,050
Citigroup, Inc.*	487,360	1,900,704
CME Group, Inc., Class A	159	41,412
Discover Financial Services	6,961	116,110

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES LARGE CAP FUND
SEPTEMBER 30, 2010 (UNAUDITED)

Investments	Shares	Value

E*Trade Financial Corp.*	3,177	$46,194
Federated Investors, Inc., Class B	840	19,118
Franklin Resources, Inc.	728	77,823
Goldman Sachs Group, Inc.	4,761	688,345
IntercontinentalExchange, Inc.*	173	18,117
Invesco Ltd.	1,851	39,297
Janus Capital Group, Inc.	1,039	11,377
JPMorgan Chase & Co.	49,369	1,879,478
Legg Mason, Inc.	2,554	77,412
Leucadia National Corp.*	715	16,888
Moody’s Corp.	1,163	29,052
Morgan Stanley	17,843	440,365
NASDAQ OMX Group, Inc.*	3,249	63,128
Northern Trust Corp.	1,706	82,297
NYSE Euronext	3,348	95,652
SLM Corp.*	9,459	109,252
State Street Corp.	4,473	168,453
T. Rowe Price Group, Inc.	594	29,739

Total Diversified Financials		9,323,005

Energy–11.2%
Anadarko Petroleum Corp.	2,541	144,964
Apache Corp.	1,514	148,009
Baker Hughes, Inc.	4,776	203,458
Cabot Oil & Gas Corp.	417	12,556
Cameron International Corp.*	2,509	107,787
Chesapeake Energy Corp.	6,502	147,270
Chevron Corp.	35,669	2,890,973
ConocoPhillips	48,189	2,767,494
Consol Energy, Inc.	1,795	66,343
Denbury Resources, Inc.*	1,044	16,589
Devon Energy Corp.	2,368	153,304
Diamond Offshore Drilling, Inc.	705	47,778
El Paso Corp.	9,111	112,794
EOG Resources, Inc.	799	74,283
EQT Corp.	574	20,698
Exxon Mobil Corp.	66,196	4,090,251
FMC Technologies, Inc.*	1,476	100,796
Halliburton Co.	10,063	332,783
Helmerich & Payne, Inc.	994	40,217
Hess Corp.	9,039	534,386
Marathon Oil Corp.	26,783	886,517
Massey Energy Co.	1,370	42,497
Murphy Oil Corp.	5,885	364,399
Nabors Industries Ltd.*	3,781	68,285
National Oilwell Varco, Inc.	5,452	242,451
Noble Energy, Inc.	569	42,726
Occidental Petroleum Corp.	3,488	273,110
Peabody Energy Corp.	2,639	129,337
Pioneer Natural Resources Co.	724	47,082
QEP Resources, Inc.	2,046	61,667
Range Resources Corp.	338	12,888
Rowan Cos., Inc.*	1,515	45,995
Schlumberger Ltd.	6,914	425,972
Southwestern Energy Co.*	862	28,825
Spectra Energy Corp.	3,986	89,884
Sunoco, Inc.	19,907	726,606
Tesoro Corp.	22,628	302,310
Valero Energy Corp.	73,290	1,283,308
Williams Cos., Inc.	7,561	144,491

Total Energy		17,231,083

Food & Staples Retailing–9.7%
Costco Wholesale Corp.	21,915	1,413,299
CVS Caremark Corp.	54,945	1,729,119
Kroger Co.	67,514	1,462,353
Safeway, Inc.	34,881	738,082
SUPERVALU, Inc.	59,357	684,386
Sysco Corp.	23,114	659,211
Walgreen Co.	28,948	969,758
Wal-Mart Stores, Inc.	131,354	7,030,066
Whole Foods Market, Inc.*	5,417	201,025

Total Food & Staples Retailing		14,887,299

Food, Beverage & Tobacco–5.2%
Altria Group, Inc.	15,110	362,942
Archer-Daniels-Midland Co.	43,523	1,389,254
Brown-Forman Corp., Class B	870	53,627
Campbell Soup Co.	3,984	142,428
Coca-Cola Co.	9,325	545,699
Coca-Cola Enterprises, Inc.	19,577	606,887
ConAgra Foods, Inc.	10,015	219,729
Constellation Brands, Inc., Class A*	4,253	75,236
Dean Foods Co.*	11,712	119,579
Dr Pepper Snapple Group, Inc.	3,555	126,274
General Mills, Inc.	7,536	275,365
H.J. Heinz Co.	4,308	204,070
Hershey Co.	2,648	126,018
Hormel Foods Corp.	3,120	139,152
J.M. Smucker Co.	979	59,259
Kellogg Co.	4,248	214,566
Kraft Foods, Inc., Class A	26,819	827,634
Lorillard, Inc.	832	66,818
McCormick & Co., Inc.	1,574	66,171
Molson Coors Brewing Co., Class B	1,166	55,059
PepsiCo, Inc.	12,307	817,677
Philip Morris International, Inc.	8,928	500,147
Reynolds American, Inc.	2,872	170,568
Sara Lee Corp.	18,479	248,173
Tyson Foods, Inc., Class A	37,694	603,858

Total Food, Beverage & Tobacco		8,016,190

Health Care Equipment & Services–8.4%
Aetna, Inc.	18,819	594,869
AmerisourceBergen Corp., Class A	49,976	1,532,264
Baxter International, Inc.	3,761	179,437
Becton Dickinson & Co.	1,646	121,969
Boston Scientific Corp.*	16,563	101,531
C.R. Bard, Inc.	543	44,217
Cardinal Health, Inc.	53,209	1,758,025
CareFusion Corp.*	2,671	66,348
Cerner Corp.*	1,262	105,995
CIGNA Corp.	9,325	333,649
Coventry Health Care, Inc.*	10,331	222,426
DaVita, Inc.*	1,812	125,082
DENTSPLY International, Inc.	1,084	34,656
Express Scripts, Inc.*	8,966	436,644
Hospira, Inc.*	1,405	80,099
Humana, Inc.*	13,079	657,089
Intuitive Surgical, Inc.*	63	17,876
Laboratory Corp. of America Holdings*	1,137	89,175
McKesson Corp.	30,481	1,883,116
Medco Health Solutions, Inc.*	15,788	821,923
Medtronic, Inc.	6,021	202,185
Patterson Cos., Inc.	2,057	58,933
Quest Diagnostics, Inc.	2,236	112,851
St. Jude Medical, Inc.*	2,177	85,643

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES LARGE CAP FUND
SEPTEMBER 30, 2010 (UNAUDITED)

Investments	Shares	Value

Stryker Corp.	2,301	$115,165
Tenet Healthcare Corp.*	32,847	155,038
UnitedHealth Group, Inc.	50,489	1,772,669
Varian Medical Systems, Inc.*	834	50,457
WellPoint, Inc.*	18,960	1,073,894
Zimmer Holdings, Inc.*	1,214	63,529

Total Health Care Equipment & Services		12,896,754

Household & Personal Products–1.6%
Avon Products, Inc.	5,372	172,495
Clorox Co.	1,569	104,747
Colgate-Palmolive Co.	3,233	248,488
Estee Lauder Cos., Inc., Class A	2,839	179,510
Kimberly-Clark Corp.	5,177	336,764
Mead Johnson Nutrition Co., Class A	162	9,219
Procter & Gamble Co.	23,109	1,385,847

Total Household & Personal Products		2,437,070

Insurance–4.6%
ACE Ltd.	823	47,940
Aflac, Inc.	6,886	356,075
Allstate Corp.	19,511	615,572
American International Group, Inc.*	32,223	1,259,919
AON Corp.	3,524	137,824
Assurant, Inc.	5,310	216,117
Berkshire Hathaway, Inc., Class B*	1,817	150,230
Berkshire Hathaway, Inc., Class A*	1	124,500
Chubb Corp.	4,649	264,946
Cincinnati Financial Corp.	2,627	75,789
Genworth Financial, Inc., Class A*	15,336	187,406
Hartford Financial Services Group, Inc.	13,876	318,454
Lincoln National Corp.	6,684	159,881
Loews Corp.	6,569	248,965
Marsh & McLennan Cos., Inc.	8,534	205,840
MetLife, Inc.	21,175	814,179
Principal Financial Group, Inc.	6,792	176,049
Progressive Corp.	14,661	305,975
Prudential Financial, Inc.	11,393	617,273
Torchmark Corp.	1,337	71,048
Travelers Cos., Inc.	8,451	440,297
Unum Group	9,333	206,726
XL Group PLC, Class A	5,906	127,924

Total Insurance		7,128,929

Materials–3.3%
Air Products & Chemicals, Inc.	1,929	159,760
Airgas, Inc.	1,697	115,311
AK Steel Holding Corp.	3,683	50,862
Alcoa, Inc.	23,317	282,369
Allegheny Technologies, Inc.	1,674	77,757
Ball Corp.	2,507	147,537
Bemis Co., Inc.	2,048	65,024
CF Industries Holdings, Inc.	670	63,985
Cliffs Natural Resources, Inc.	859	54,907
Dow Chemical Co.	28,880	793,045
E.I. Du Pont de Nemours & Co.	14,382	641,725
Eastman Chemical Co.	1,518	112,332
Ecolab, Inc.	2,283	115,839
FMC Corp.	935	63,963
Freeport-McMoRan Copper & Gold, Inc.	2,872	245,240
International Flavors & Fragrances, Inc.	985	47,792
International Paper Co.	16,486	358,570
MeadWestvaco Corp.	3,744	91,279
Monsanto Co.	2,553	122,365
Newmont Mining Corp.	2,268	142,453
Nucor Corp.	5,269	201,276
Owens-Illinois, Inc.*	3,755	105,365
Pactiv Corp.*	2,547	84,000
PPG Industries, Inc.	3,721	270,889
Praxair, Inc.	1,952	176,188
Sealed Air Corp.	3,390	76,207
Sigma-Aldrich Corp.	718	43,353
Titanium Metals Corp.*	1,456	29,062
United States Steel Corp.	4,726	207,188
Vulcan Materials Co.	1,093	40,354
Weyerhaeuser Co.	2,514	39,621

Total Materials		5,025,618

Media–3.2%
CBS Corp., Class B Non-Voting	16,816	266,702
Comcast Corp., Class A	35,798	647,228
DIRECTV, Class A*	11,338	472,001
Discovery Communications, Inc., Class A*	7,633	332,417
Gannett Co., Inc.	8,113	99,222
Interpublic Group of Cos., Inc.*	15,200	152,456
McGraw-Hill Cos., Inc.	3,133	103,577
Meredith Corp.	875	29,146
New York Times Co., Class A*	4,914	38,034
News Corp., Class A	44,579	582,202
Omnicom Group, Inc.	5,698	224,957
Scripps Networks Interactive, Inc., Class A	661	31,450
Time Warner Cable, Inc.	7,383	398,608
Time Warner, Inc.	19,438	595,775
Viacom, Inc., Class B	7,960	288,072
Walt Disney Co.	20,355	673,954
Washington Post Co., Class B	201	80,282

Total Media		5,016,083

Pharmaceuticals, Biotechnology & Life Sciences–3.1%
Abbott Laboratories	9,877	515,974
Allergan, Inc.	1,283	85,358
Amgen, Inc.*	4,633	255,325
Biogen Idec, Inc.*	1,596	89,568
Bristol-Myers Squibb Co.	14,759	400,116
Celgene Corp.*	858	49,429
Cephalon, Inc.*	674	42,085
Eli Lilly & Co.	10,755	392,880
Forest Laboratories, Inc.*	2,205	68,201
Genzyme Corp.*	1,665	117,865
Gilead Sciences, Inc.*	2,470	87,957
Johnson & Johnson	16,668	1,032,749
King Pharmaceuticals, Inc.*	2,530	25,199
Life Technologies Corp.*	1,051	49,071
Merck & Co., Inc.	11,099	408,554
Mylan, Inc.*	4,843	91,097
PerkinElmer, Inc.	1,619	37,464
Pfizer, Inc.	44,465	763,464
Thermo Fisher Scientific, Inc.*	3,653	174,906
Waters Corp.*	440	31,143
Watson Pharmaceuticals, Inc.*	1,248	52,803

Total Pharmaceuticals, Biotechnology & Life Sciences		4,771,208

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES LARGE CAP FUND
SEPTEMBER 30, 2010 (UNAUDITED)

Investments	Shares	Value

Real Estate–0.4%
Apartment Investment &
Management Co., Class A(a)	1,608	$34,379
AvalonBay Communities, Inc.(a)	214	22,241
Boston Properties, Inc.(a)	412	34,245
CB Richard Ellis Group, Inc., Class A*	6,103	111,563
Equity Residential(a)	1,167	55,514
HCP, Inc.(a)	595	21,408
Health Care REIT, Inc.(a)	244	11,551
Host Hotels & Resorts, Inc.(a)	7,706	111,583
Kimco Realty Corp.(a)	1,250	19,687
Plum Creek Timber Co., Inc.(a)	755	26,652
ProLogis(a)	3,200	37,696
Public Storage(a)	392	38,040
Simon Property Group, Inc.(a)	928	86,063
Ventas, Inc.(a)	410	21,144
Vornado Realty Trust(a)	716	61,239

Total Real Estate		693,005

Retailing–7.0%
Abercrombie & Fitch Co., Class A	1,918	75,416
Amazon.com, Inc.*	2,880	452,333
AutoNation, Inc.*	10,454	243,056
AutoZone, Inc.*	785	179,694
Bed Bath & Beyond, Inc.*	3,361	145,901
Best Buy Co., Inc.	18,038	736,492
Big Lots, Inc.*	2,956	98,287
CarMax, Inc.*	7,240	201,706
Expedia, Inc.	1,935	54,586
Family Dollar Stores, Inc.	4,705	207,773
GameStop Corp., Class A*	6,802	134,067
Gap, Inc.	12,700	236,728
Genuine Parts Co.	4,770	212,694
Home Depot, Inc.	47,363	1,500,460
JC Penney Co., Inc.	12,032	327,030
Kohl’s Corp.*	5,414	285,210
Lowe’s Cos., Inc.	37,451	834,783
Ltd. Brands, Inc.	9,013	241,368
Macy’s, Inc.	28,248	652,246
Nordstrom, Inc.	4,266	158,695
Office Depot, Inc.*	32,973	151,676
O'Reilly Automotive, Inc.*	2,279	121,243
priceline.com, Inc.*	212	73,848
RadioShack Corp.	3,921	83,635
Ross Stores, Inc.	1,168	63,796
Sears Holdings Corp.*	11,841	854,210
Sherwin-Williams Co.	2,081	156,366
Staples, Inc.	16,351	342,063
Target Corp.	25,307	1,352,406
Tiffany & Co.	1,339	62,920
TJX Cos., Inc.	8,953	399,572
Urban Outfitters, Inc.*	3,935	123,716

Total Retailing		10,763,976

Semiconductors & Semiconductor Equipment–0.9%
Advanced Micro Devices, Inc.*	10,208	72,579
Altera Corp.	888	26,782
Analog Devices, Inc.	1,232	38,660
Applied Materials, Inc.	7,350	85,848
Broadcom Corp., Class A	2,427	85,891
First Solar, Inc.*	294	43,321
Intel Corp.	28,972	557,132
KLA-Tencor Corp.	913	32,165
Linear Technology Corp.	671	20,620
LSI Corp.*	6,944	31,665
MEMC Electronic Materials, Inc.*	1,705	20,324
Microchip Technology, Inc.	629	19,782
Micron Technology, Inc.*	10,060	72,533
National Semiconductor Corp.	1,860	23,752
Novellus Systems, Inc.*	418	11,110
NVIDIA Corp.*	4,792	55,970
Teradyne, Inc.*	1,355	15,095
Texas Instruments, Inc.	6,744	183,032
Xilinx, Inc.	1,395	37,121

Total Semiconductors & Semiconductor Equipment		1,433,382

Software & Services–3.5%
Adobe Systems, Inc.*	1,544	40,376
Akamai Technologies, Inc.*	598	30,008
Autodesk, Inc.*	1,843	58,921
Automatic Data Processing, Inc.	3,708	155,847
BMC Software, Inc.*	880	35,622
CA, Inc.	3,343	70,604
Citrix Systems, Inc.*	741	50,566
Cognizant Technology Solutions Corp., Class A*	1,277	82,328
Computer Sciences Corp.	5,486	252,356
Compuware Corp.*	2,959	25,240
eBay, Inc.*	6,615	161,406
Electronic Arts, Inc.*	4,801	78,881
Fidelity National Information Services, Inc.	2,524	68,476
Fiserv, Inc.*	1,582	85,143
Google, Inc., Class A*	704	370,156
International Business Machines Corp.	13,176	1,767,429
Intuit, Inc.*	1,899	83,195
Mastercard, Inc., Class A	388	86,912
McAfee, Inc.*	852	40,266
Microsoft Corp.	36,413	891,754
Novell, Inc.*	3,970	23,701
Oracle Corp.	18,581	498,900
Paychex, Inc.	1,156	31,779
Red Hat, Inc.*	404	16,564
SAIC, Inc.*	2,638	42,155
Salesforce.com, Inc.*	278	31,080
Symantec Corp.*	6,208	94,175
Total System Services, Inc.	1,737	26,472
VeriSign, Inc.*	821	26,059
Visa, Inc., Class A	123	9,134
Western Union Co.	4,714	83,296
Yahoo!, Inc.*	7,465	105,779

Total Software & Services		5,424,580

Technology Hardware & Equipment–4.5%
Agilent Technologies, Inc.*	2,880	96,106
Amphenol Corp., Class A	1,156	56,621
Apple, Inc.*	3,143	891,826
Cisco Systems, Inc.*	28,156	616,616
Corning, Inc.	4,801	87,762
Dell, Inc.*	85,690	1,110,543
EMC Corp.*	14,937	303,371
FLIR Systems, Inc.*	669	17,193
Harris Corp.	2,142	94,869
Hewlett-Packard Co.	41,690	1,753,898
Jabil Circuit, Inc.	15,375	221,554
JDS Uniphase Corp.*	3,021	37,430
Juniper Networks, Inc.*	2,179	66,133

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES LARGE CAP FUND
SEPTEMBER 30, 2010 (UNAUDITED)

Investments	Shares	Value

Lexmark International, Inc.,
Class A*	2,785	$124,267
Molex, Inc.	2,502	52,367
Motorola, Inc.*	49,376	421,177
NetApp, Inc.*	1,879	93,556
QLogic Corp.*	566	9,984
QUALCOMM, Inc.	4,334	195,550
SanDisk Corp.*	2,505	91,808
Tellabs, Inc.	4,921	36,662
Teradata Corp.*	972	37,480
Western Digital Corp.*	3,320	94,255
Xerox Corp.	34,644	358,565

Total Technology Hardware & Equipment		6,869,593

Telecommunication Services–3.6%
American Tower Corp., Class A*	751	38,496
AT&T, Inc.	79,167	2,264,176
CenturyLink, Inc.	1,872	73,869
Frontier Communications Corp.	4,836	39,510
MetroPCS Communications, Inc.*	8,448	88,366
Qwest Communications International, Inc.	54,469	341,521
Sprint Nextel Corp.*	145,036	671,517
Verizon Communications, Inc.	59,722	1,946,340
Windstream Corp.	4,889	60,086

Total Telecommunication Services		5,523,881

Transportation–1.9%
CH Robinson Worldwide, Inc.	2,335	163,263
CSX Corp.	3,437	190,135
Expeditors International of Washington, Inc.	2,297	106,190
FedEx Corp.	7,605	650,228
Norfolk Southern Corp.	2,857	170,020
Ryder System, Inc.	2,182	93,324
Southwest Airlines Co.	18,040	235,783
Union Pacific Corp.	4,058	331,944
United Parcel Service, Inc., Class B	14,124	941,930

Total Transportation		2,882,817

Utilities–4.0%
AES Corp.*	19,799	224,719
Allegheny Energy, Inc.	2,556	62,673
Ameren Corp.	4,845	137,598
American Electric Power Co., Inc.	6,870	248,900
CenterPoint Energy, Inc.	11,073	174,068
CMS Energy Corp.	7,568	136,375
Consolidated Edison, Inc.	5,098	245,826
Constellation Energy Group, Inc.	9,180	295,963
Dominion Resources, Inc.	7,420	323,957
DTE Energy Co.	3,340	153,406
Duke Energy Corp.	12,826	227,149
Edison International	6,296	216,519
Entergy Corp.	2,464	188,570
Exelon Corp.	6,187	263,443
FirstEnergy Corp.	5,147	198,365
Integrys Energy Group, Inc.	4,007	208,604
NextEra Energy, Inc.	5,182	281,849
Nicor, Inc.	1,242	56,909
NiSource, Inc.	8,181	142,349
Northeast Utilities	4,007	118,487
NRG Energy, Inc.*	10,065	209,553
Oneok, Inc.	2,213	99,674
Pepco Holdings, Inc.	9,996	185,926
PG&E Corp.	5,443	247,221
Pinnacle West Capital Corp.	1,591	65,661
PPL Corp.	4,675	127,300
Progress Energy, Inc.	4,208	186,919
Public Service Enterprise Group, Inc.	6,942	229,641
SCANA Corp.	2,157	86,970
Sempra Energy	2,609	140,364
Southern Co.	8,462	315,125
TECO Energy, Inc.	3,726	64,534
Wisconsin Energy Corp.	1,622	93,752
Xcel Energy, Inc.	8,191	188,147

Total Utilities		6,146,516

Total Investments–99.9%
(Cost $148,928,576)		154,046,655

Other Assets in Excess of
Liabilities–0.1%		87,014

Net Assets–100.0%		$154,133,669

*	Non-income producing security
(a)	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
REVENUESHARES MID CAP FUND
SEPTEMBER 30, 2010 (UNAUDITED)

Investments	Shares	Value

COMMON STOCKS–100.0%
Automobiles & Components–0.8%
BorgWarner, Inc.*	12,107	$637,070
Gentex Corp.	2,745	53,555
Thor Industries, Inc.	5,912	197,461

Total Automobiles & Components		888,086

Banks–2.4%
Associated Banc-Corp.	12,881	169,900
Astoria Financial Corp.	9,865	134,460
Bancorpsouth, Inc.	3,871	54,891
Bank of Hawaii Corp.	1,662	74,657
Cathay General Bancorp	8,380	99,638
City National Corp.	2,458	130,446
Commerce Bancshares, Inc.	3,104	116,679
Cullen/Frost Bankers, Inc.	1,903	102,515
First Niagara Financial Group, Inc.	4,347	50,643
FirstMerit Corp.	3,484	63,827
Fulton Financial Corp.	11,236	101,798
International Bancshares Corp.	4,352	73,505
New York Community Bancorp, Inc.	13,132	213,395
NewAlliance Bancshares, Inc.	3,715	46,883
PacWest Bancorp	1,568	29,886
Prosperity Bancshares, Inc.	5,371	174,396
SVB Financial Group*	1,402	59,333
Synovus Financial Corp.	91,786	225,794
TCF Financial Corp.	11,291	182,801
Trustmark Corp.	3,107	67,546
Valley National Bancorp	6,266	80,832
Washington Federal, Inc.	3,766	57,469
Webster Financial Corp.	7,502	131,735
Westamerica Bancorporation	553	30,133
Wilmington Trust Corp.	6,301	56,583

Total Banks		2,529,745

Capital Goods–14.0%
Acuity Brands, Inc.	17,759	785,658
Aecom Technology Corp.*	24,306	589,664
AGCO Corp.*	22,950	895,280
Alliant Techsystems, Inc.*	5,026	378,960
AMETEK, Inc.	5,840	278,977
Baldor Electric Co.	3,900	157,560
BE Aerospace, Inc.*	9,063	274,700
Bucyrus International, Inc., Class A	5,423	376,085
Carlisle Cos., Inc.	7,178	214,981
Crane Co.	7,662	290,696
Donaldson Co., Inc.	4,891	230,513
Gardner Denver, Inc.	908	48,741
GATX Corp.	3,774	110,654
Graco, Inc.	2,088	66,252
Granite Construction, Inc.	6,907	157,065
Harsco Corp.	10,079	247,742
Hubbell, Inc., Class B	5,237	265,778
IDEX Corp.	4,320	153,403
Joy Global, Inc.	7,035	494,701
KBR, Inc.	69,997	1,724,726
Kennametal, Inc.	9,780	302,495
Lennox International, Inc.	7,754	323,264
Lincoln Electric Holdings, Inc.	3,459	199,999
MSC Industrial Direct Co., Class A	3,412	184,384
Nordson Corp.	1,606	118,346
Oshkosh Corp.*	14,373	395,258
Pentair, Inc.	8,849	297,592
Regal-Beloit Corp.	3,701	217,212
Shaw Group, Inc.*	25,396	852,290
SPX Corp.	9,308	589,010
Terex Corp.*	32,138	736,603
Thomas & Betts Corp.*	5,467	224,256
Timken Co.	15,160	581,538
Trinity Industries, Inc.	16,074	357,968
United Rentals, Inc.*	26,587	394,551
URS Corp.*	22,846	867,691
Valmont Industries, Inc.	2,348	169,995
Wabtec Corp.	3,702	176,919
Woodward Governor Co.	5,909	191,570

Total Capital Goods		14,923,077

Commercial & Professional Services–3.4%
Brink’s Co.	12,252	281,796
Clean Harbors, Inc.*	1,763	119,443
Copart, Inc.*	2,188	72,138
Corporate Executive Board Co.	2,205	69,590
Corrections Corp. of America*	6,676	164,764
Deluxe Corp.	10,071	192,658
FTI Consulting, Inc.*	3,006	104,278
Herman Miller, Inc.	11,239	221,184
HNI Corp.	7,034	202,298
Korn/Ferry International*	4,610	76,250
Manpower, Inc.	28,836	1,505,239
Mine Safety Appliances Co.	3,639	98,617
Navigant Consulting, Inc.*	4,910	57,103
Rollins, Inc.	5,580	130,461
Towers Watson & Co., Class A	3,707	182,310
Waste Connections, Inc.*	3,414	135,399

Total Commercial & Professional Services		3,613,528

Consumer Durables & Apparel–3.3%
American Greetings Corp., Class A	8,157	151,639
Fossil, Inc.*	4,614	248,187
Hanesbrands, Inc.*	15,677	405,407
KB Home	19,124	216,675
MDC Holdings, Inc.	3,050	88,542
Mohawk Industries, Inc.*	12,099	644,877
NVR, Inc.*	459	297,216
Phillips-Van Heusen Corp.	6,323	380,392
Ryland Group, Inc.	7,852	140,708
Timberland Co., Class A*	7,714	152,814
Toll Brothers, Inc.*	11,215	213,309
Tupperware Brands Corp.	4,165	190,590
Under Armour, Inc., Class A*	3,125	140,750
Warnaco Group, Inc.*	4,599	235,147

Total Consumer Durables & Apparel		3,506,253

Consumer Services–3.7%
Bally Technologies, Inc.*	11,257	393,432
Bob Evans Farms, Inc.	6,614	185,655
Boyd Gaming Corp.*	20,603	149,372
Brinker International, Inc.	27,818	524,647
Burger King Holdings, Inc.	9,491	226,645
Career Education Corp.*	6,553	140,693
Cheesecake Factory, Inc.*	8,073	213,692
Chipotle Mexican Grill, Inc., Class A*	1,723	296,356
Corinthian Colleges, Inc.*	8,970	62,969
International Speedway Corp., Class A	2,509	61,220
ITT Educational Services, Inc.*	1,384	97,254
Life Time Fitness, Inc.*	3,610	142,487
Matthews International Corp., Class A	2,342	82,813
Panera Bread Co., Class A*	2,107	186,701
Regis Corp.	16,139	308,739

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES MID CAP FUND
SEPTEMBER 30, 2010 (UNAUDITED)

Investments	Shares	Value

Scientific Games Corp., Class A*	6,912	$67,046
Service Corp. International	26,730	230,413
Sotheby’s	2,158	79,458
Strayer Education, Inc.	251	43,799
Wendy’s/Arby’s Group, Inc., Class A	88,008	398,676
WMS Industries, Inc.*	1,796	68,374

Total Consumer Services		3,960,441

Diversified Financials–1.9%
Affiliated Managers Group, Inc.*	1,264	98,605
Eaton Vance Corp.	3,030	87,991
Greenhill & Co., Inc.	14,163	1,123,409
Jefferies Group, Inc.	9,061	205,594
MSCI, Inc., Class A*	1,326	44,036
Raymond James Financial, Inc.	11,664	295,449
SEI Investments Co.	5,958	121,186
Waddell & Reed Financial, Inc., Class A	2,708	74,091

Total Diversified Financials		2,050,361

Energy–3.6%
Arch Coal, Inc.	12,593	336,359
Atwood Oceanics, Inc.*	2,626	79,962
Bill Barrett Corp.*	2,191	78,876
Cimarex Energy Co.	2,060	136,331
Comstock Resources, Inc.*	793	17,835
Exterran Holdings, Inc.*	14,175	321,914
Forest Oil Corp.*	4,199	124,710
Frontier Oil Corp.	38,817	520,148
Helix Energy Solutions Group, Inc.*	16,142	179,822
Mariner Energy, Inc.*	6,998	169,561
Newfield Exploration Co.*	3,030	174,043
Oceaneering International, Inc.*	3,509	188,995
Overseas Shipholding Group, Inc.	3,145	107,936
Patriot Coal Corp.*	16,583	189,212
Patterson-UTI Energy, Inc.	7,921	135,291
Plains Exploration & Production Co.*	4,280	114,148
Pride International, Inc.*	6,396	188,234
Quicksilver Resources, Inc.*	6,220	78,372
Southern Union Co.	11,086	266,729
Superior Energy Services, Inc.*	8,246	220,086
Tidewater, Inc.	3,130	140,255
Unit Corp.*	2,068	77,116

Total Energy		3,845,935

Food & Staples Retailing–1.7%
BJ’s Wholesale Club, Inc.*	30,812	1,278,698
Ruddick Corp.	15,227	528,072

Total Food & Staples Retailing		1,806,770

Food, Beverage & Tobacco–3.3%
Corn Products International, Inc.	12,794	479,775
Flowers Foods, Inc.	11,500	285,660
Green Mountain Coffee Roasters, Inc.*	18,345	572,181
Hansen Natural Corp.*	3,108	144,895
Lancaster Colony Corp.	2,129	101,127
Ralcorp Holdings, Inc.*	6,516	381,056
Smithfield Foods, Inc.*	76,509	1,287,646
Tootsie Roll Industries, Inc.	2,004	49,860
Universal Corp.	5,354	214,642

Total Food, Beverage & Tobacco		3,516,842

Health Care Equipment & Services–9.3%
Allscripts Healthcare Solutions, Inc.*	1,448	26,745
Beckman Coulter, Inc.	4,580	223,458
Community Health Systems, Inc.*	38,388	1,188,876
Edwards Lifesciences Corp.*	2,993	200,681
Gen-Probe, Inc.*	1,104	53,500
Health Management Associates, Inc., Class A*	69,288	530,746
Health Net, Inc.*	66,372	1,804,655
Henry Schein, Inc.*	12,479	731,020
Hill-Rom Holdings, Inc.	6,347	227,794
Hologic, Inc.*	11,723	187,685
IDEXX Laboratories, Inc.*	1,933	119,305
Immucor, Inc.*	1,492	29,586
Kindred Healthcare, Inc.*	26,861	349,730
Kinetic Concepts, Inc.*	5,564	203,531
LifePoint Hospitals, Inc.*	9,854	345,481
Lincare Holdings, Inc.	6,525	163,712
Masimo Corp.	1,244	33,974
Mednax, Inc.*	3,351	178,608
Omnicare, Inc.	27,073	646,503
Owens & Minor, Inc.	28,602	814,013
Psychiatric Solutions, Inc.*	8,859	297,219
ResMed, Inc.*	3,416	112,079
STERIS Corp.	4,579	152,114
Teleflex, Inc.	3,820	216,900
Thoratec Corp.*	1,204	44,524
Universal Health Services, Inc., Class B	9,022	350,595
VCA Antech, Inc.*	5,392	113,717
WellCare Health Plans, Inc.*	18,460	534,602

Total Health Care Equipment & Services		9,881,353

Household & Personal Products–1.1%
Alberto-Culver Co., Class B	5,071	190,923
Church & Dwight Co., Inc.	4,130	268,202
Energizer Holdings, Inc.*	6,700	450,441
NBTY, Inc.*	5,772	317,345

Total Household & Personal Products		1,226,911

Insurance–5.2%
American Financial Group, Inc.	18,219	557,137
Arthur J. Gallagher & Co.	7,657	201,915
Brown & Brown, Inc.	5,471	110,460
Everest Re Group Ltd.	4,821	416,872
Fidelity National Financial, Inc., Class A	39,669	623,200
First American Financial Corp.	7,999	119,505
Hanover Insurance Group, Inc.	6,375	299,625
HCC Insurance Holdings, Inc.	8,793	229,409
Mercury General Corp.	7,823	319,726
Old Republic International Corp.	34,300	475,055
Protective Life Corp.	16,225	353,056
Reinsurance Group of America, Inc., Class A	13,997	675,915
StanCorp Financial Group, Inc.	6,904	262,352
Transatlantic Holdings, Inc.	1,332	67,692
Unitrin, Inc.	12,691	309,534
W.R. Berkley Corp.	17,391	470,774

Total Insurance		5,492,227

Materials–8.3%
Albemarle Corp.	5,451	255,161
Aptargroup, Inc.	4,956	226,340
Ashland, Inc.	21,396	1,043,483
Cabot Corp.	9,957	324,299
Carpenter Technology Corp.	6,528	220,059

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES MID CAP FUND
SEPTEMBER 30, 2010 (UNAUDITED)

Investments	Shares	Value

Commercial Metals Co.	50,328	$729,253
Cytec Industries, Inc.	7,499	422,794
Greif, Inc., Class A	5,493	323,208
Intrepid Potash, Inc.*	6,545	170,628
Louisiana-Pacific Corp.*	17,034	128,947
Lubrizol Corp.	6,358	673,757
Martin Marietta Materials, Inc.	2,088	160,713
Minerals Technologies, Inc.	1,688	99,457
NewMarket Corp.	1,285	146,079
Olin Corp.	9,298	187,448
Packaging Corp. of America	9,918	229,800
Reliance Steel & Aluminum Co.	14,855	616,928
Rock-Tenn Co., Class A	1,728	86,072
RPM International, Inc.	17,971	357,982
Scotts Miracle-Gro Co., Class A	7,990	413,323
Sensient Technologies Corp.	4,646	141,656
Silgan Holdings, Inc.	2,251	71,357
Sonoco Products Co.	11,940	399,274
Steel Dynamics, Inc.	22,279	314,357
Temple-Inland, Inc.	18,145	338,586
Valspar Corp.	11,164	355,573
Worthington Industries, Inc.	25,426	382,153

Total Materials		8,818,687

Media–0.6%
DreamWorks Animation SKG,
Inc., Class A*	1,912	61,012
Harte-Hanks, Inc.	8,725	101,821
John Wiley & Sons, Inc., Class A	4,003	163,562
Lamar Advertising Co., Class A*	3,871	123,175
Scholastic Corp.	6,741	187,535

Total Media		637,105

Pharmaceuticals, Biotechnology & Life Sciences–1.4%
Bio-Rad Laboratories, Inc., Class A*	1,793	162,284
Charles River Laboratories International, Inc.*	3,825	126,799
Covance, Inc.*	3,729	174,480
Endo Pharmaceuticals Holdings, Inc.*	7,170	238,331
Medicis Pharmaceutical Corp., Class A	2,135	63,303
Mettler-Toledo International, Inc.*	1,757	218,641
Perrigo Co.	4,850	311,467
Pharmaceutical Product Development, Inc.	7,077	175,439
Techne Corp.	394	24,321
United Therapeutics Corp.*	730	40,887
Vertex Pharmaceuticals, Inc.*	259	8,954

Total Pharmaceuticals, Biotechnology & Life Sciences		1,544,906

Real Estate–2.1%
Alexandria Real Estate Equities, Inc.(a)	871	60,970
AMB Property Corp.(a)	2,638	69,828
BRE Properties, Inc.(a)	1,122	46,563
Camden Property Trust(a)	1,707	81,885
Corporate Office Properties Trust SBI Md(a)	2,163	80,702
Cousins Properties, Inc.(a)	2,881	20,570
Duke Realty Corp.(a)	12,602	146,057
Equity One, Inc.(a)	1,597	26,957
Essex Property Trust, Inc.(a)	514	56,252
Federal Realty Investment Trust(a)	812	66,308
Highwoods Properties, Inc.(a)	1,408	45,718
Hospitality Properties Trust(a)	5,105	113,995
Jones Lang LaSalle, Inc.	4,606	397,360
Liberty Property Trust(a)	2,418	77,134
Macerich Co.(a)	2,833	121,677
Mack-Cali Realty Corp.(a)	2,264	74,056
Nationwide Health Properties, Inc.(a)	1,125	43,504
Omega Healthcare Investors, Inc.(a)	1,080	24,246
Potlatch Corp.(a)	1,477	50,218
Rayonier, Inc.(a)	2,877	144,195
Realty Income Corp.(a)	1,292	43,566
Regency Centers Corp.(a)	1,515	59,797
Senior Housing Properties Trust(a)	5,100	119,850
SL Green Realty Corp.(a)	2,249	142,429
UDR, Inc.(a)	4,153	87,711
Weingarten Realty Investors(a)	3,174	69,257

Total Real Estate		2,270,805

Retailing–7.7%
99 Cents Only Stores*	10,473	197,730
Aaron’s, Inc.	9,401	173,449
Advance Auto Parts, Inc.	13,708	804,385
Aeropostale, Inc.*	8,402	195,347
American Eagle Outfitters, Inc.	19,478	291,391
AnnTaylor Stores Corp.*	15,049	304,592
Barnes & Noble, Inc.	26,760	433,780
Chico’s FAS, Inc.	11,591	121,937
Coldwater Creek, Inc.*	25,012	131,813
Collective Brands, Inc.*	15,720	253,721
Dick’s Sporting Goods, Inc.*	18,386	515,543
Dollar Tree, Inc.*	14,195	692,148
Dress Barn, Inc.*	7,103	168,696
Foot Locker, Inc.	55,639	808,435
Guess?, Inc.	4,629	188,076
J. Crew Group, Inc.*	3,249	109,231
LKQ Corp.*	10,624	220,979
NetFlix, Inc.*	2,813	456,156
PetSmart, Inc.	19,095	668,325
Rent-A-Center, Inc., Class A	15,492	346,711
Saks, Inc.*	52,671	452,971
Tractor Supply Co.	1,990	78,923
Williams-Sonoma, Inc.	17,371	550,661

Total Retailing		8,165,000

Semiconductors & Semiconductor Equipment–1.1%
Atmel Corp.*	29,373	233,809
Cree, Inc.*	1,074	58,308
Fairchild Semiconductor International, Inc., Class A*	12,558	118,045
Integrated Device Technology, Inc.*	12,217	71,470
International Rectifier Corp.*	3,831	80,796
Intersil Corp., Class A	4,051	47,356
Lam Research Corp.*	3,788	158,528
RF Micro Devices, Inc.*	19,009	116,715
Semtech Corp.*	1,841	37,170
Silicon Laboratories, Inc.*	919	33,681
Skyworks Solutions, Inc.*	9,183	189,904

Total Semiconductors & Semiconductor Equipment		1,145,782

Software & Services–5.3%
ACI Worldwide, Inc.*	2,352	52,661
Acxiom Corp.*	11,287	179,012
Advent Software, Inc.*	704	36,742
Alliance Data Systems Corp.*	3,054	199,304
ANSYS, Inc.*	1,235	52,179

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES MID CAP FUND
SEPTEMBER 30, 2010 (UNAUDITED)

Investments	Shares	Value

Broadridge Financial Solutions, Inc.	9,628	$220,192
Cadence Design Systems, Inc.*	14,095	107,545
Convergys Corp.*	92,391	965,486
CoreLogic, Inc.	31,934	611,855
Digital River, Inc.*	1,509	51,366
DST Systems, Inc.	5,092	228,325
Equinix, Inc.*	820	83,927
Factset Research Systems, Inc.	826	67,013
Fair Isaac Corp.	3,540	87,296
Gartner, Inc.*	6,549	192,803
Global Payments, Inc.	3,022	129,614
Hewitt Associates, Inc., Class A*	7,091	357,599
Informatica Corp.*	1,999	76,782
Jack Henry & Associates, Inc.	3,256	83,028
Lender Processing Services, Inc.	5,488	182,366
Mantech International Corp., Class A*	4,432	175,507
Mentor Graphics Corp.*	10,123	107,000
MICROS Systems, Inc.*	3,172	134,271
NeuStar, Inc., Class A*	2,093	52,032
Parametric Technology Corp.*	6,477	126,561
Quest Software, Inc.*	4,072	100,130
Rackspace Hosting, Inc.*	10,871	282,429
Rovi Corp.*	1,570	79,144
Solera Holdings, Inc.	1,560	68,890
SRA International, Inc., Class A*	8,474	167,107
Synopsys, Inc.*	6,621	164,002
TIBCO Software, Inc.*	5,797	102,839
ValueClick, Inc.*	5,663	74,072

Total Software & Services		5,599,079

Technology Hardware & Equipment–10.4%
ADC Telecommunications, Inc.*	18,011	228,199
ADTRAN, Inc.	2,139	75,507
Arrow Electronics, Inc.*	52,897	1,413,937
Avnet, Inc.*	60,288	1,628,379
Ciena Corp.*	10,210	158,970
CommScope, Inc.*	12,103	287,325
Diebold, Inc.	10,930	339,814
F5 Networks, Inc.*	1,239	128,620
Ingram Micro, Inc., Class A*	171,830	2,897,054
Itron, Inc.*	2,568	157,239
National Instruments Corp.	2,334	76,228
NCR Corp.*	47,841	652,073
Plantronics, Inc.	3,272	110,528
Polycom, Inc.*	4,300	117,304
Tech Data Corp.*	55,310	2,228,993
Trimble Navigation Ltd.*	4,772	167,211
Vishay Intertechnology, Inc.*	29,495	285,511
Zebra Technologies Corp., Class A*	3,001	100,954

Total Technology Hardware & Equipment		11,053,846

Telecommunication Services–0.9%
Cincinnati Bell, Inc.*	43,014	114,847
Syniverse Holdings, Inc.*	2,814	63,794
Telephone & Data Systems, Inc.	15,616	512,205
tw Telecom, Inc., Class A*	11,921	221,373

Total Telecommunication Services		912,219

Transportation–2.7%
AirTran Holdings, Inc.*	47,076	346,009
Alaska Air Group, Inc.*	10,415	531,477
Alexander & Baldwin, Inc.	4,412	153,714
Con-Way, Inc.	12,215	378,543
JB Hunt Transport Services, Inc.	9,582	332,495
JetBlue Airways Corp.*	57,127	382,180
Kansas City Southern*	5,089	190,380
Kirby Corp.*	3,446	138,047
Landstar System, Inc.	5,386	208,007
Werner Enterprises, Inc.	8,600	176,214

Total Transportation		2,837,066

Utilities–5.8%
AGL Resources, Inc.	6,860	263,150
Alliant Energy Corp.	11,585	421,115
Aqua America, Inc.	3,936	80,294
Atmos Energy Corp.	20,090	587,633
Black Hills Corp.	5,205	162,396
Cleco Corp.	3,389	100,382
DPL, Inc.	5,546	144,917
Dynegy, Inc., Class A*	64,403	313,643
Energen Corp.	3,275	149,733
Great Plains Energy, Inc.	10,407	196,692
Hawaiian Electric Industries, Inc.	11,912	268,496
IDACORP, Inc.	3,306	118,752
MDU Resources Group, Inc.	19,584	390,701
National Fuel Gas Co.	4,662	241,538
NSTAR	9,379	369,064
NV Energy, Inc.	29,998	394,474
OGE Energy Corp.	7,635	304,407
PNM Resources, Inc.	14,091	160,496
Questar Corp.	5,406	94,767
UGI Corp.	25,227	721,744
Vectren Corp.	9,127	236,116
Westar Energy, Inc.	8,488	205,664
WGL Holdings, Inc.	8,159	308,247

Total Utilities		6,234,421

Total Investments–100.0%
(Cost $96,320,250)		106,460,445

Other Assets in Excess of
Liabilities–0.0%†		38,154

Net Assets–100.0%		$106,498,599

*	Non-income producing security
(a)	Real Estate Investment Trust
†	Less than 0.05%

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
REVENUESHARES SMALL CAP FUND
SEPTEMBER 30, 2010 (UNAUDITED)

Investments	Shares	Value

COMMON STOCKS–100.0%
Automobiles & Components–0.4%
Drew Industries, Inc.*	3,283	$68,483
Spartan Motors, Inc.	16,851	78,189
Standard Motor Products, Inc.	13,806	145,377
Superior Industries International, Inc.	4,789	82,754
Winnebago Industries, Inc.*	4,009	41,774

Total Automobiles & Components		416,577

Banks–2.6%
Bank Mutual Corp.	4,899	25,426
Bank of The Ozarks, Inc.	1,451	53,818
Boston Private Financial Holdings, Inc.	16,890	110,461
Brookline Bancorp, Inc.	2,657	26,517
City Holding Co.	1,060	32,510
Columbia Banking System, Inc.	2,127	41,796
Community Bank System, Inc.	3,159	72,689
Dime Community Bancshares	3,368	46,647
East West Bancorp, Inc.	7,815	127,228
First BanCorp.*	101,936	28,542
First Commonwealth Financial Corp.	13,905	75,782
First Financial Bancorp	3,111	51,891
First Financial Bankshares, Inc.	657	30,872
First Midwest Bancorp, Inc.	6,484	74,760
Glacier Bancorp, Inc.	5,215	76,139
Hancock Holding Co.	1,937	58,246
Hanmi Financial Corp.*	43,125	55,200
Home Bancshares, Inc.	1,325	26,924
Independent Bank Corp.	2,039	45,918
Nara Bancorp, Inc.*	3,160	22,310
National Penn Bancshares, Inc.	17,738	110,862
NBT Bancorp, Inc.	3,182	70,227
Old National Bancorp	8,072	84,756
Pinnacle Financial Partners, Inc.*	3,544	32,569
PrivateBancorp, Inc., Class A	10,371	118,126
S&T Bancorp, Inc.	2,568	44,735
Signature Bank*	2,347	91,157
Simmons First National Corp., Class A	1,315	37,175
Sterling Bancorp, Class N	4,055	35,238
Sterling Bancshares, Inc.	11,295	60,654
Susquehanna Bancshares, Inc.	25,988	219,339
Tompkins Financial Corp.	941	37,320
Trustco Bank Corp.	5,185	28,829
UMB Financial Corp.	3,052	108,376
Umpqua Holdings Corp.	7,275	82,498
United Bankshares, Inc.	4,244	105,633
United Community Banks, Inc.*	22,087	49,475
Whitney Holding Corp.	13,776	112,550
Wilshire Bancorp, Inc.	4,705	30,771
Wintrust Financial Corp.	5,131	166,296

Total Banks		2,710,262

Capital Goods–11.5%
A.O. Smith Corp.	8,168	472,846
AAON, Inc.	2,390	56,213
AAR Corp.*	12,953	241,703
Actuant Corp., Class A	14,275	327,754
Aerovironment, Inc.*	1,404	31,239
Albany International Corp., Class A	7,724	146,138
American Science & Engineering, Inc.	552	40,655
Apogee Enterprises, Inc.	12,316	112,691
Applied Industrial Technologies, Inc.	17,250	527,850
Applied Signal Technology, Inc.	1,700	42,296
Astec Industries, Inc.*	5,514	157,314
AZZ, Inc.	1,969	84,352
Badger Meter, Inc.	1,239	50,155
Barnes Group, Inc.	11,670	205,275
Belden, Inc.	11,179	294,902
Brady Corp., Class A	7,798	227,468
Briggs & Stratton Corp.	20,409	387,975
Cascade Corp.	3,938	125,228
Ceradyne, Inc.*	4,455	104,024
CIRCOR International, Inc.	5,006	158,190
CLARCOR, Inc.	5,173	199,833
Comfort Systems USA, Inc.	17,748	190,436
Cubic Corp.	4,688	191,270
Curtiss-Wright Corp.	10,864	329,179
Dycom Industries, Inc.*	6,543	65,365
EMCOR Group, Inc.*	41,853	1,029,165
Encore Wire Corp.	5,616	115,184
EnPro Industries, Inc.*	7,288	227,969
ESCO Technologies, Inc.	3,362	111,820
Esterline Technologies Corp.*	6,218	355,856
Federal Signal Corp.	1,556	8,387
GenCorp, Inc.*	15,723	77,357
Gibraltar Industries, Inc.*	10,130	90,967
Griffon Corp.*	18,111	220,773
II-VI, Inc.*	1,929	72,010
Insituform Technologies, Inc., Class A*	5,064	122,448
John Bean Technologies Corp.	8,565	137,982
Kaman Corp.	9,107	238,694
Kaydon Corp.	2,315	80,099
Lawson Products, Inc.	4,300	65,661
Lindsay Corp.	2,059	89,196
Lydall, Inc.*	7,635	56,194
Moog, Inc., Class A*	11,968	424,984
Mueller Industries, Inc.	11,392	301,774
NCI Building Systems, Inc.*	25,384	241,910
Orbital Sciences Corp.*	15,197	232,514
Orion Marine Group, Inc.*	18,213	226,023
Powell Industries, Inc.*	1,549	48,205
Quanex Building Products Corp.	7,020	121,235
Robbins & Myers, Inc.	5,459	146,192
Simpson Manufacturing Co., Inc.	4,480	115,494
Standex International Corp.	5,701	137,907
Teledyne Technologies, Inc.*	8,652	344,523
Toro Co.	6,863	385,907
Tredegar Corp.	8,139	154,478
Triumph Group, Inc.	4,634	345,650
Universal Forest Products, Inc.	8,416	246,168
Vicor Corp.	3,964	57,914
Watsco, Inc.	6,313	351,508
Watts Water Technologies, Inc., Class A	7,096	241,619

Total Capital Goods		11,994,118

Commercial & Professional Services–5.2%
ABM Industries, Inc.	31,454	679,092
Administaff, Inc.	12,612	339,641

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES SMALL CAP FUND
SEPTEMBER 30, 2010 (UNAUDITED)

Investments	Shares	Value

ATC Technology Corp.*	3,669	$90,771
Bowne & Co., Inc.	18,257	206,852
CDI Corp.	12,672	163,722
Consolidated Graphics, Inc.*	6,667	276,347
Dolan Co.*	24,655	280,328
Exponent, Inc.*	1,489	50,016
G&K Services, Inc., Class A	6,952	158,923
Geo Group, Inc.*	9,075	211,901
Healthcare Services Group, Inc.	5,833	132,934
Heidrick & Struggles International, Inc.	2,594	50,531
Interface, Inc., Class A	19,375	275,706
Kelly Services, Inc., Class A*	13,477	158,085
Mobile Mini, Inc.*	4,826	74,031
On Assignment, Inc.*	11,249	59,057
School Specialty, Inc.*	8,012	104,236
SFN Group, Inc.*	52,210	313,782
Standard Register Co.	24,785	72,372
SYKES Enterprises, Inc.*	5,669	76,985
Tetra Tech, Inc.*	9,322	195,482
TrueBlue, Inc.*	13,453	183,634
United Stationers, Inc.*	15,218	814,315
Viad Corp.	7,803	150,910
Volt Information Sciences, Inc.*	43,062	310,047

Total Commercial & Professional Services		5,429,700

Consumer Durables & Apparel–7.5%
Arctic Cat, Inc.*	15,784	161,786
Blyth, Inc.	1,763	72,706
Brunswick Corp.	47,865	728,505
Callaway Golf Co.	15,318	107,226
Carter’s, Inc.*	11,640	306,481
CROCS, Inc.*	20,820	270,868
Deckers Outdoor Corp.*	4,160	207,834
Ethan Allen Interiors, Inc.	11,246	196,355
Helen of Troy Ltd.*	5,178	130,952
Iconix Brand Group, Inc.*	3,358	58,765
Jakks Pacific, Inc.*	13,848	244,279
Kid Brands, Inc.*	8,505	73,143
K-Swiss, Inc., Class A*	4,977	63,457
La-Z-Boy, Inc., Class Z*	23,462	198,019
Liz Claiborne, Inc.*	119,052	723,836
M/I Homes, Inc.*	9,590	99,448
Maidenform Brands, Inc.*	5,110	147,424
Meritage Homes Corp.*	11,197	219,685
Movado Group, Inc.*	9,577	104,198
National Presto Industries, Inc.	883	94,013
Nautilus, Inc.*	23,970	31,880
Oxford Industries, Inc.	5,939	141,229
Perry Ellis International, Inc.*	11,586	253,154
Polaris Industries, Inc.	6,667	434,022
Pool Corp.	15,298	307,031
Quiksilver, Inc.*	219,707	859,054
RC2 Corp.*	5,326	111,580
Skechers U.S.A., Inc., Class A*	9,243	217,118
Skyline Corp.	2,020	40,925
Standard Pacific Corp.*	67,783	269,099
Steven Madden Ltd.*	7,922	325,277
Sturm Ruger & Co., Inc.	4,672	63,726
True Religion Apparel, Inc.*	2,915	62,206
Unifirst Corp.	3,987	176,026
Universal Electronics, Inc.*	2,390	49,832
Volcom, Inc.*	3,190	60,993
Wolverine World Wide, Inc.	7,540	218,735

Total Consumer Durables & Apparel		7,830,867

Consumer Services–5.3%
American Public Education, Inc.*	758	24,908
Biglari Holdings, Inc.*	470	154,465
BJ’s Restaurants, Inc.*	4,192	118,047
Buffalo Wild Wings, Inc.*	2,315	110,865
California Pizza Kitchen, Inc.*	9,205	157,037
Capella Education Co.*	784	60,854
CEC Entertainment, Inc.*	4,760	163,411
Coinstar, Inc.*	8,352	359,052
Cracker Barrel Old Country Store, Inc.	11,324	574,806
DineEquity, Inc.*	11,269	506,880
Hillenbrand, Inc.	5,907	127,060
Interval Leisure Group, Inc.*	5,764	77,641
Jack in the Box, Inc.*	23,899	512,395
Landry’s Restaurants, Inc.*	9,024	220,998
Marcus Corp.	5,351	63,409
Monarch Casino & Resort, Inc.*	3,215	36,040
Multimedia Games, Inc.*	4,191	15,507
O'Charleys, Inc.*	26,158	188,076
Papa John’s International, Inc.*	9,121	240,612
Peet’s Coffee & Tea, Inc.*	1,711	58,568
PF Chang’s China Bistro, Inc.	5,877	271,517
Pinnacle Entertainment, Inc.*	18,696	208,460
Pre-Paid Legal Services, Inc.*	2,071	129,417
Red Robin Gourmet Burgers, Inc.*	9,942	194,963
Ruby Tuesday, Inc.*	33,950	402,986
Ruth’s Hospitality Group, Inc.*	27,660	110,917
Shuffle Master, Inc.*	4,228	35,557
Sonic Corp.*	13,741	111,027
Texas Roadhouse, Inc., Class A*	15,616	219,561
Universal Technical Institute, Inc.	3,350	65,493

Total Consumer Services		5,520,529

Diversified Financials–1.1%
Cash America International, Inc.	6,015	210,525
Ezcorp, Inc., Class A*	6,264	125,531
First Cash Financial Services, Inc.*	3,003	83,333
Interactive Brokers Group, Inc., Class A*	3,690	63,505
Investment Technology Group, Inc.*	6,182	87,908
LaBranche & Co., Inc.*	11,932	46,535
OptionsXpress Holdings, Inc.*	2,858	43,899
Piper Jaffray Cos.*	1,552	45,210
Portfolio Recovery Associates, Inc.*	1,099	71,050
Rewards Network, Inc.	3,288	47,183
Stifel Financial Corp.*	3,362	155,627
SWS Group, Inc.	7,690	55,137
TradeStation Group, Inc.*	3,604	23,714
World Acceptance Corp.*	2,167	95,695

Total Diversified Financials		1,154,852

Energy–5.3%
Basic Energy Services, Inc.*	15,656	133,389
Bristow Group, Inc.*	5,603	202,156
CARBO Ceramics, Inc.	1,110	89,910

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES SMALL CAP FUND
SEPTEMBER 30, 2010 (UNAUDITED)

Investments	Shares	Value

Dril-Quip, Inc.*	1,821	$113,102
Gulf Island Fabrication, Inc.	2,687	48,903
Holly Corp.	28,944	832,140
Hornbeck Offshore Services, Inc.*	3,340	65,097
ION Geophysical Corp.*	13,625	70,033
Lufkin Industries, Inc.	3,587	157,469
Matrix Service Co.*	14,150	123,813
Oil States International, Inc.*	12,345	574,660
Penn Virginia Corp.	7,552	121,134
Petroleum Development Corp.*	2,904	80,150
Petroquest Energy, Inc.*	7,617	46,388
Pioneer Drilling Co.*	11,090	70,754
SEACOR Holdings, Inc.*	4,058	345,579
SM Energy Co.	3,650	136,729
Stone Energy Corp.*	6,825	100,532
Swift Energy Co.*	3,050	85,644
Tetra Technologies, Inc.*	17,241	175,858
World Fuel Services Corp.	73,692	1,916,729

Total Energy		5,490,169

Food & Staples Retailing–4.7%
Andersons, Inc.	19,521	739,846
Casey’s General Stores, Inc.	29,271	1,222,064
Great Atlantic & Pacific Tea Co.*	150,005	594,020
Nash Finch Co.	26,835	1,141,561
Spartan Stores, Inc.	33,079	479,646
United Natural Foods, Inc.*	23,817	789,295

Total Food & Staples Retailing		4,966,432

Food, Beverage & Tobacco–2.2%
Alliance One International, Inc.*	85,550	355,032
Boston Beer Co., Inc., Class A*	1,748	116,889
Calavo Growers, Inc.	3,745	81,192
Cal-Maine Foods, Inc.	5,889	170,663
Darling International, Inc.*	16,955	144,457
Diamond Foods, Inc.	3,248	133,135
Hain Celestial Group, Inc.*	13,082	313,706
J&J Snack Foods Corp.	3,110	130,402
Lance, Inc.	6,430	136,959
Sanderson Farms, Inc.	7,396	320,173
TreeHouse Foods, Inc.*	7,876	363,084

Total Food, Beverage & Tobacco		2,265,692

Health Care Equipment & Services–9.8%
Abaxis, Inc.*	811	18,734
Air Methods Corp.*	2,697	112,141
Align Technology, Inc.*	3,007	58,877
Almost Family, Inc.*	1,346	39,882
Amedisys, Inc.*	6,363	151,439
American Medical Systems Holdings, Inc.*	4,938	96,686
AMERIGROUP Corp.*	35,524	1,508,704
AMN Healthcare Services, Inc.*	19,643	100,965
Amsurg Corp., Class A*	5,425	94,829
Analogic Corp.	2,073	93,036
Bio-Reference Labs, Inc.*	3,620	75,513
Cantel Medical Corp.	2,349	38,054
Catalyst Health Solutions, Inc.*	14,201	500,017
Centene Corp.*	36,118	852,024
Chemed Corp.	4,560	259,783
Computer Programs & Systems, Inc.	470	20,008
CONMED Corp.*	5,777	129,463
Cooper Cos., Inc.	5,180	239,420
Corvel Corp.*	1,764	74,882
Cross Country Healthcare, Inc.*	12,734	91,557
CryoLife, Inc.*	3,052	18,526
Cyberonics, Inc.*	1,268	33,830
Ensign Group, Inc.	11,330	203,374
Genoptix, Inc.*	815	11,573
Gentiva Health Services, Inc.*	8,290	181,137
Greatbatch, Inc.*	5,119	118,710
Haemonetics Corp.*	1,901	111,266
Hanger Orthopedic Group, Inc.*	9,735	141,547
Healthspring, Inc.*	25,478	658,352
Healthways, Inc.*	7,686	89,465
HMS Holdings Corp.*	830	48,920
ICU Medical, Inc.*	1,114	41,541
Integra LifeSciences Holdings Corp.*	3,512	138,584
Invacare Corp.	11,723	310,777
IPC The Hospitalist Co., Inc.*	1,673	45,706
Kensey Nash Corp.*	650	18,779
Landauer, Inc.	279	17,474
LCA-Vision, Inc.*	4,358	24,274
LHC Group, Inc.*	2,718	63,030
Magellan Health Services, Inc.*	12,764	602,971
Medcath Corp.*	15,645	157,545
Meridian Bioscience, Inc.	1,165	25,490
Merit Medical Systems, Inc.*	2,450	38,931
Molina Healthcare, Inc.*	30,080	811,859
MWI Veterinary Supply, Inc.*	4,703	271,457
Natus Medical, Inc.*	2,034	29,635
Neogen Corp.*	632	21,393
Omnicell, Inc.*	3,351	43,831
Osteotech, Inc.*	6,135	39,632
Palomar Medical Technologies, Inc.*	1,177	12,158
PharMerica Corp.*	22,493	214,358
PSS World Medical, Inc.*	17,130	366,239
Quality Systems, Inc.	693	45,953
RehabCare Group, Inc.*	4,957	100,231
Res-Care, Inc.*	25,693	340,946
SurModics, Inc.*	933	11,121
Symmetry Medical, Inc.*	8,794	84,774
West Pharmaceutical Services, Inc.	4,590	157,483
Zoll Medical Corp.*	2,524	81,450

Total Health Care Equipment & Services		10,290,336

Household & Personal Products–0.8%
Central Garden and Pet Co., Class A*	30,061	311,432
Mannatech, Inc.*	21,488	44,050
Medifast, Inc.*	14,338	388,990
WD-40 Co.	1,586	60,300

Total Household & Personal Products		804,772

Insurance–2.2%
American Physicians Capital, Inc.	1,002	41,543
AMERISAFE, Inc.*	2,883	54,143
Delphi Financial Group, Inc., Class A	12,555	313,749
eHealth, Inc.*	1,569	20,272
Employers Holdings, Inc.	6,296	99,288
Horace Mann Educators Corp.	682	12,126
Infinity Property & Casualty Corp.	3,893	189,862

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES SMALL CAP FUND
SEPTEMBER 30, 2010 (UNAUDITED)

Investments	Shares	Value

National Financial Partners Corp.*	21,011	$266,209
Navigators Group, Inc.*	2,700	120,501
Presidential Life Corp.	3,615	35,427
ProAssurance Corp.*	2,072	119,326
RLI Corp.	1,740	98,519
Safety Insurance Group, Inc.	2,953	124,085
Selective Insurance Group, Inc.	17,253	281,051
Stewart Information Services Corp.	25,212	285,400
Tower Group, Inc.	6,224	145,330
United Fire & Casualty Co.	5,720	121,321

Total Insurance		2,328,152

Materials–5.0%
A. Schulman, Inc.	13,846	278,997
A.M. Castle & Co.*	12,353	163,677
AMCOL International Corp.	4,871	127,571
American Vanguard Corp.	5,594	34,571
Arch Chemicals, Inc.	8,942	313,775
Balchem Corp.	1,788	55,178
Brush Engineered Materials, Inc.*	6,651	189,154
Buckeye Technologies, Inc.	15,673	230,550
Calgon Carbon Corp.*	4,971	72,079
Century Aluminum Co.*	16,115	212,235
Clearwater Paper Corp.*	4,132	314,363
Deltic Timber Corp.	465	20,832
Eagle Materials, Inc.	4,218	99,967
H.B. Fuller Co.	10,283	204,323
Headwaters, Inc.*	26,135	94,086
Kaiser Aluminum Corp.	3,286	140,608
LSB Industries, Inc.*	28,927	537,174
Myers Industries, Inc.	14,105	121,162
Neenah Paper, Inc.	6,998	106,370
Olympic Steel, Inc.	3,586	82,442
OM Group, Inc.*	5,311	159,967
Penford Corp.*	5,657	26,079
PolyOne Corp.*	50,710	613,084
Quaker Chemical Corp.	3,926	127,831
RTI International Metals, Inc.*	3,993	122,266
Schweitzer-Mauduit International, Inc.	1,999	116,562
Stepan Co.	3,793	224,204
Texas Industries, Inc.	4,858	153,124
Wausau Paper Corp.*	17,222	142,770
Zep, Inc.	5,583	97,367

Total Materials		5,182,368

Media–1.2%
Arbitron, Inc.	3,113	87,071
E.W. Scripps Co., Class A*	24,030	189,356
Live Nation Entertainment, Inc.*	99,642	984,463

Total Media		1,260,890

Pharmaceuticals, Biotechnology & Life Sciences–2.1%
Affymetrix, Inc.*	24,124	110,006
Arqule, Inc.*	1,049	5,402
Cambrex Corp.*	8,242	35,029
Cubist Pharmaceuticals, Inc.*	5,194	121,488
Dionex Corp.*	962	83,155
Emergent Biosolutions, Inc.*	2,928	50,537
Enzo Biochem, Inc.*	2,825	10,735
eResearchTechnology, Inc.*	2,954	22,096
Hi-Tech Pharmacal Co., Inc.*	33,429	676,603
Kendle International, Inc.*	6,729	62,714
Martek Biosciences Corp.*	3,606	81,604
Par Pharmaceutical Cos., Inc.*	7,629	221,851
Parexel International Corp.*	17,981	415,901
Regeneron Pharmaceuticals, Inc.*	3,174	86,968
Salix Pharmaceuticals Ltd.*	1,745	69,311
Savient Pharmaceuticals, Inc.*	13	297
Viropharma, Inc.*	6,277	93,590

Total Pharmaceuticals, Biotechnology & Life Sciences		2,147,287

Real Estate–2.0%
Acadia Realty Trust(a)	1,537	29,203
BioMed Realty Trust, Inc.(a)	4,345	77,862
Cedar Shopping Centers, Inc.(a)	5,569	33,860
Colonial Properties Trust(a)	5,407	87,539
DiamondRock Hospitality Co.*(a)	13,732	130,317
EastGroup Properties, Inc.(a)	791	29,568
Entertainment Properties Trust(a)	1,506	65,029
Extra Space Storage, Inc.(a)	4,411	70,752
Forestar Group, Inc.*	1,303	22,216
Franklin Street Properties Corp.(a)	1,708	21,213
Healthcare Realty Trust, Inc.(a)	2,016	47,154
Home Properties, Inc.(a)	2,024	107,070
Inland Real Estate Corp.(a)	3,985	33,115
Kilroy Realty Corp.(a)	1,649	54,648
Kite Realty Group Trust(a)	6,661	29,575
LaSalle Hotel Properties(a)	5,555	129,931
Lexington Realty Trust(a)	14,125	101,135
LTC Properties, Inc.(a)	448	11,433
Medical Properties Trust, Inc.(a)	2,256	22,876
Mid-America Apartment Communities, Inc.(a)	1,467	85,497
National Retail Properties, Inc.(a)	2,045	51,350
Parkway Properties, Inc.(a)	2,363	34,972
Pennsylvania Real Estate Investment Trust(a)	10,796	128,041
Post Properties, Inc.(a)	2,759	77,031
PS Business Parks, Inc.(a)	1,049	59,342
Sovran Self Storage, Inc.(a)	1,063	40,288
Tanger Factory Outlet Centers(a)	1,246	58,736
Universal Health Realty Income Trust(a)	12,711	437,386
Urstadt Biddle Properties, Inc., Class A(a)	1,012	18,297

Total Real Estate		2,095,436

Retailing–11.2%
Audiovox Corp., Class A*	16,184	110,699
Big 5 Sporting Goods Corp.	9,140	122,659
Blue Nile, Inc.*	891	39,641
Brown Shoe Co., Inc.	39,668	454,992
Buckle, Inc.	4,738	125,746
Cabela’s, Inc.*	37,362	709,131
Cato Corp., Class A	8,060	215,686
Childrens Place Retail Stores, Inc.*	9,997	487,554
Christopher & Banks Corp.	16,159	127,818
Finish Line, Inc., Class A	25,366	352,841
Fred’s, Inc., Class A	35,225	415,655

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES SMALL CAP FUND
SEPTEMBER 30, 2010 (UNAUDITED)

Investments	Shares	Value

Genesco, Inc.*	11,746	$350,970
Group 1 Automotive, Inc.*	29,622	885,105
Gymboree Corp.*	4,287	178,082
Haverty Furniture Cos., Inc.	8,711	95,037
Hibbett Sports, Inc.*	5,085	126,871
HOT Topic, Inc.	23,277	139,429
HSN, Inc.*	26,657	797,044
Jo-Ann Stores, Inc.*	10,452	465,637
JOS A. Bank Clothiers, Inc.*	4,465	190,254
Kirkland’s, Inc.*	11,543	159,986
Lithia Motors, Inc., Class A	40,165	385,182
Lumber Liquidators Holdings, Inc.*	3,567	87,641
MarineMax, Inc.*	13,249	93,273
Men’s Wearhouse, Inc.	17,298	411,519
Midas, Inc.*	4,345	33,065
Monro Muffler Brake, Inc.	2,859	131,828
NutriSystem, Inc.	3,261	62,742
OfficeMax, Inc.*	100,804	1,319,524
PEP Boys-Manny Moe & Jack	41,501	439,081
PetMed Express, Inc.	2,114	36,995
Sonic Automotive, Inc., Class A*	99,623	979,294
Stage Stores, Inc.	23,511	305,643
Stamps.com, Inc.*	1,687	21,931
Stein Mart, Inc.*	23,280	205,562
Tuesday Morning Corp.*	57,588	274,695
Zale Corp.*	105,029	220,561
Zumiez, Inc.*	6,207	131,340

Total Retailing		11,690,713

Semiconductors & Semiconductor Equipment–1.8%
Actel Corp.*	3,077	49,078
Advanced Energy Industries, Inc.*	2,670	34,870
ATMI, Inc.*	2,443	36,303
Brooks Automation, Inc.*	5,847	39,233
Cabot Microelectronics Corp.*	1,596	51,359
Cohu, Inc.	2,170	27,320
Cymer, Inc.*	1,524	56,510
Cypress Semiconductor Corp.*	10,736	135,059
Diodes, Inc.*	3,579	61,165
DSP Group, Inc.*	7,067	49,469
Exar Corp.*	3,058	18,317
FEI Co.*	4,182	81,842
Hittite Microwave Corp.*	748	35,642
Kopin Corp.*	4,625	16,419
Kulicke & Soffa Industries, Inc.*	6,087	37,679
Micrel, Inc.	4,980	49,103
Microsemi Corp.*	5,090	87,294
MKS Instruments, Inc.*	4,248	76,379
Monolithic Power Systems, Inc.*	25,875	422,539
Pericom Semiconductor Corp.*	2,276	19,778
Rudolph Technologies, Inc.*	1,765	14,667
Sigma Designs, Inc.*	3,823	43,926
Standard Microsystems Corp.*	3,359	76,619
Supertex, Inc.*	543	12,011
Tessera Technologies, Inc.*	1,463	27,065
TriQuint Semiconductor, Inc.*	19,255	184,848
Ultratech, Inc.*	1,245	21,290
Varian Semiconductor Equipment Associates, Inc.*	2,034	58,539
Veeco Instruments, Inc.*	1,933	67,404
Volterra Semiconductor Corp.*	2,035	43,793

Total Semiconductors & Semiconductor Equipment		1,935,520

Software & Services–3.8%
Blackbaud, Inc.	2,499	60,076
CACI International, Inc., Class A*	10,118	457,941
Ciber, Inc.*	61,270	184,423
CommVault Systems, Inc.*	1,881	48,962
comScore, Inc.*	1,362	32,034
Concur Technologies, Inc.*	1,093	54,038
CSG Systems International, Inc.*	4,835	88,142
DealerTrack Holdings, Inc.*	2,185	37,320
Ebix, Inc.*	941	22,066
Epicor Software Corp.*	10,043	87,374
EPIQ Systems, Inc.	3,409	41,794
Forrester Research, Inc.*	1,623	53,689
Heartland Payment Systems, Inc.	25,295	384,990
Infospace, Inc.*	3,715	32,172
Integral Systems, Inc.*	3,241	23,918
Interactive Intelligence, Inc.*	4,489	79,006
j2 Global Communications, Inc.*	2,241	53,313
JDA Software Group, Inc.*	2,951	74,837
Knot, Inc.*	1,932	17,639
Liquidity Services, Inc.*	4,079	65,305
Manhattan Associates, Inc.*	1,949	57,203
MAXIMUS, Inc.	2,739	168,668
MicroStrategy, Inc., Class A*	2,506	217,045
NCI, Inc., Class A*	14,506	274,453
Netscout Systems, Inc.*	3,672	75,313
Perficient, Inc.*	4,324	39,521
Phoenix Technologies Ltd.*	4,081	15,916
Progress Software Corp.*	3,624	119,954
Radiant Systems, Inc.*	5,028	85,979
Smith Micro Software, Inc.*	2,540	25,248
Sonic Solutions, Inc.*	2,192	24,945
Sourcefire, Inc.*	894	25,783
StarTek, Inc.*	7,665	32,040
Take-Two Interactive Software, Inc.*	21,593	218,953
Taleo Corp., Class A*	1,740	50,443
TeleTech Holdings, Inc.*	11,306	167,781
THQ, Inc.*	35,040	140,861
Tyler Technologies, Inc.*	2,676	53,948
United Online, Inc.	25,662	146,787
Websense, Inc.*	3,332	59,110
Wright Express Corp.*	1,911	68,242

Total Software & Services		3,967,232

Technology Hardware & Equipment–8.7%
Agilysys, Inc.*	14,543	94,530
Anixter International, Inc.	19,894	1,074,077
Arris Group, Inc.*	17,778	173,691
Avid Technology, Inc.*	9,887	129,619
Bel Fuse, Inc., Class B	1,801	37,497
Benchmark Electronics, Inc.*	19,525	320,210
Black Box Corp.	6,364	204,030
Blue Coat Systems, Inc.*	2,837	68,258
Brightpoint, Inc.*	83,812	585,846
Checkpoint Systems, Inc.*	9,524	193,813
Cogent, Inc.*	42,332	450,413
Cognex Corp.	1,812	48,598
Compellent Technologies, Inc.*	965	17,544

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES SMALL CAP FUND
SEPTEMBER 30, 2010 (UNAUDITED)

Investments	Shares	Value

Comtech Telecommunications Corp.	3,064	$83,800
CTS Corp.	10,449	100,519
Daktronics, Inc.	11,713	115,022
DG FastChannel, Inc.*	3,113	67,708
Digi International, Inc.*	3,929	37,286
DTS, Inc.*	447	17,062
Electro Scientific Industries, Inc.*	3,483	38,696
EMS Technologies, Inc.*	5,364	99,931
FARO Technologies, Inc.*	1,347	29,378
Gerber Scientific, Inc.*	21,404	132,063
Harmonic, Inc.*	10,426	71,731
Hutchinson Technology, Inc.*	10,503	36,445
Insight Enterprises, Inc.*	71,784	1,122,702
Intermec, Inc.*	9,965	122,171
Intevac, Inc.*	894	8,949
Keithley Instruments, Inc.	4,491	96,601
Littelfuse, Inc.*	2,586	113,008
LoJack Corp.*	6,266	23,936
Mercury Computer Systems, Inc.*	3,165	38,075
Methode Electronics, Inc.	10,872	98,718
MTS Systems Corp.	2,845	88,195
Netgear, Inc.*	5,142	138,885
Network Equipment Technologies, Inc.*	4,466	15,408
Newport Corp.*	8,092	91,763
Novatel Wireless, Inc.*	6,944	54,719
OSI Systems, Inc.*	1,685	61,199
Park Electrochemical Corp.	1,572	41,407
PC-Tel, Inc.*	1,838	11,285
Plexus Corp.*	10,387	304,858
RadiSys Corp.*	5,822	54,843
Rogers Corp.*	1,788	56,286
Scansource, Inc.*	14,535	403,201
Stratasys, Inc.*	1,169	32,405
Symmetricom, Inc.*	7,616	43,564
Synaptics, Inc.*	3,089	86,924
SYNNEX Corp.*	47,393	1,333,639
Technitrol, Inc.	20,520	90,493
Tekelec*	5,440	70,502
Tollgrade Communications, Inc.*	1,461	10,709
TTM Technologies, Inc.*	10,014	98,037
Viasat, Inc.*	3,517	144,584

Total Technology Hardware & Equipment		9,084,833

Telecommunication Services–0.4%
Cbeyond, Inc.*	4,976	63,842
General Communication, Inc., Class A*	17,000	169,490
Neutral Tandem, Inc.*	1,364	16,300
NTELOS Holdings Corp.	6,659	112,670
USA Mobility, Inc.	5,355	85,841

Total Telecommunication Services		448,143

Transportation–1.5%
Allegiant Travel Co., Class A	2,062	87,264
Arkansas Best Corp.	9,439	228,707
Forward Air Corp.	3,147	81,822
Heartland Express, Inc.	5,702	84,789
HUB Group, Inc., Class A*	9,791	286,485
Knight Transportation, Inc.	6,501	125,664
Old Dominion Freight Line, Inc.*	11,041	280,662

Skywest, Inc.	29,820	416,287

Total Transportation		1,591,680

Utilities–3.7%
Allete, Inc.	3,815	138,981
American States Water Co.	1,830	65,477
Avista Corp.	13,035	272,171
Central Vermont Public Service Corp.	2,929	59,078
CH Energy Group, Inc.	4,707	207,861
El Paso Electric Co.*	7,389	175,710
Laclede Group, Inc.	11,144	383,577
New Jersey Resources Corp.	14,371	563,631
Northwest Natural Gas Co.	4,252	201,757
NorthWestern Corp.	12,896	367,536
Piedmont Natural Gas Co., Inc.	12,247	355,163
South Jersey Industries, Inc.	4,277	211,583
Southwest Gas Corp.	11,843	397,806
UIL Holdings Corp.	5,818	163,835
Unisource Energy Corp.	7,913	264,532

Total Utilities		3,828,698

Total Investments–100.0%
(Cost $98,272,998)		104,435,258

Liabilities in Excess of Other
Assets–(0.0)% †		(5,505)

Net Assets–100.0%		$104,429,753

*	Non-income producing security
(a)	Real Estate Investment Trust
†	Less than 0.05%

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
REVENUESHARES FINANCIALS SECTOR FUND
SEPTEMBER 30, 2010 (UNAUDITED)

Investments	Shares	Value

COMMON STOCKS–100.0%
Capital Markets–9.8%
Ameriprise Financial, Inc.	3,419	$161,821
Bank of New York Mellon Corp.	5,523	144,316
Charles Schwab Corp.	4,667	64,871
E*Trade Financial Corp.*	3,299	47,968
Federated Investors, Inc., Class B	874	19,892
Franklin Resources, Inc.	729	77,930
Goldman Sachs Group, Inc.	4,876	704,972
Invesco Ltd.	1,973	41,887
Janus Capital Group, Inc.	1,067	11,684
Legg Mason, Inc.	2,620	79,412
Morgan Stanley	18,279	451,126
Northern Trust Corp.	1,738	83,841
State Street Corp.	4,576	172,332
T. Rowe Price Group, Inc.	609	30,490

Total Capital Markets		2,092,542

Commercial Banks–17.1%
BB&T Corp.	7,454	179,492
Comerica, Inc.	2,181	81,024
Fifth Third Bancorp	14,398	173,208
First Horizon National Corp.*	3,346	38,178
Huntington Bancshares, Inc.	15,787	89,512
KeyCorp	18,673	148,637
M&T Bank Corp.	1,148	93,918
Marshall & Ilsley Corp.	11,007	77,489
PNC Financial Services Group, Inc.	5,850	303,674
Regions Financial Corp.	29,872	217,170
SunTrust Banks, Inc.	8,966	231,592
U.S. Bancorp	15,244	329,575
Wells Fargo & Co.	62,155	1,561,955
Zions Bancorporation	4,703	100,456

Total Commercial Banks		3,625,880

Consumer Finance–4.9%
American Express Co.	12,271	515,750
Capital One Financial Corp.	7,608	300,896
Discover Financial Services	7,154	119,329
SLM Corp.*	9,738	112,474

Total Consumer Finance		1,048,449

Diversified Financial Services–30.2%
Bank of America Corp.	173,378	2,272,986
Citigroup, Inc.*	500,278	1,951,084
CME Group, Inc., Class A	149	38,807
IntercontinentalExchange, Inc.*	163	17,069
JPMorgan Chase & Co.	50,609	1,926,685
Leucadia National Corp.*	799	18,872
Moody’s Corp.	1,242	31,025
NASDAQ OMX Group, Inc.*	3,374	65,557
NYSE Euronext	3,429	97,967

Total Diversified Financial Services		6,420,052

Insurance–34.4%
ACE Ltd.	819	47,707
Aflac, Inc.	7,051	364,607
Allstate Corp.	20,009	631,284
American International Group, Inc.*	33,031	1,291,512
AON Corp.	3,605	140,992
Assurant, Inc.	5,438	221,327
Berkshire Hathaway, Inc., Class B*	3,558	294,175
Chubb Corp.	4,759	271,215
Cincinnati Financial Corp.	2,690	77,606
Genworth Financial, Inc., Class A*	15,750	192,465
Hartford Financial Services Group, Inc.	14,315	328,529
Lincoln National Corp.	6,867	164,259
Loews Corp.	6,724	254,840
Marsh & McLennan Cos., Inc.	8,822	212,787
MetLife, Inc.	21,713	834,865
Principal Financial Group, Inc.	7,047	182,658
Progressive Corp.	15,086	314,845
Prudential Financial, Inc.	11,682	632,931
Torchmark Corp.	1,364	72,483
Travelers Cos., Inc.	8,663	451,342
Unum Group	9,595	212,529
XL Group PLC, Class A*	6,050	131,043

Total Insurance		7,326,001

Real Estate Investment Trusts–2.8%
Apartment Investment & Management Co., Class A(a)	1,704	36,432
AvalonBay Communities, Inc.(a)	214	22,241
Boston Properties, Inc.(a)	419	34,827
Equity Residential(a)	1,185	56,370
HCP, Inc.(a)	603	21,696
Health Care REIT, Inc.(a)	231	10,936
Host Hotels & Resorts, Inc.(a)	7,974	115,463
Kimco Realty Corp.(a)	1,298	20,443
Plum Creek Timber Co., Inc.(a)	767	27,075
ProLogis(a)	3,315	39,051
Public Storage(a)	392	38,040
Simon Property Group, Inc.(a)	913	84,672
Ventas, Inc.(a)	390	20,112
Vornado Realty Trust(a)	730	62,437

Total Real Estate Investment Trusts		589,795

Real Estate Management & Development–0.5%
CB Richard Ellis Group, Inc., Class A*	6,290	114,981

Thrifts & Mortgage Finance–0.3%
Hudson City Bancorp, Inc.	4,090	50,143
People’s United Financial, Inc.	1,228	16,075

Total Thrifts & Mortgage Finance		66,218

Total Investments–100.0%
(Cost $23,239,579)		21,283,918

Liabilities in Excess of Other
Assets–(0.0)% †		(7,832)

Net Assets–100.0%		$21,276,086

*	Non-income producing security
(a)	Real Estate Investment Trust
†	Less than 0.05%

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
REVENUESHARES ADR FUND
SEPTEMBER 30, 2010 (UNAUDITED)

Investments	Shares	Value

COMMON STOCKS–98.8%
Automobiles & Components–4.9%
Honda Motor Co. Ltd.(a)	22,152	$788,390
Magna International, Inc., Class A	2,515	206,884
Toyota Motor Corp.(a)	21,743	1,556,364

Total Automobiles & Components		2,551,638

Banks–12.1%
Banco Bilbao Vizcaya
Argentaria SA(a)	18,999	256,107
Banco Bradesco SA(a)	27,302	556,415
Banco de Chile(a)	280	25,161
Banco Santander Chile(a)	310	29,930
Banco Santander SA(a)	38,972	493,386
Bank of Montreal	2,168	125,202
Bank of Nova Scotia	3,798	202,433
Barclays PLC(a)	27,100	510,835
Canadian Imperial Bank of Commerce	1,662	120,395
Credicorp Ltd.	170	19,363
HSBC Holdings PLC(a)	14,379	727,434
Itau Unibanco Holding SA(a)	25,126	607,547
KB Financial Group, Inc.(a)	95	4,073
Lloyds Banking Group PLC(a)	123,874	571,059
Mitsubishi UFJ Financial Group, Inc.(a)	84,622	391,800
Mizuho Financial Group, Inc.(a)	73,644	211,358
National Bank of Greece SA*(a)	34,604	78,551
Royal Bank of Canada	5,100	265,863
Royal Bank of Scotland Group PLC*(a)	43,748	648,783
Shinhan Financial Group Co., Ltd.(a)	171	13,112
Toronto-Dominion Bank	2,821	203,845
Westpac Banking Corp.(a)	2,470	277,381

Total Banks		6,340,033

Capital Goods–4.1%
ABB Ltd.* (a)	13,107	276,820
Empresa Brasileira de Aeronautica SA(a)	1,621	46,020
Koninklijke Philips Electronics NV	9,887	309,661
Kubota Corp.(a)	2,085	96,056
Mitsui & Co. Ltd.(a)	1,411	423,300
Nidec Corp.(a)	2,144	47,704
Siemens AG(a)	8,783	925,728

Total Capital Goods		2,125,289

Consumer Durables & Apparel–2.6%
Gildan Activewear, Inc.*	351	9,860
Luxottica Group SpA(a)	2,507	68,391
Panasonic Corp.(a)	47,316	642,551
Sony Corp.(a)	20,870	645,300

Total Consumer Durables & Apparel		1,366,102

Consumer Services–0.3%
Carnival PLC(a)	3,073	121,568
Intercontinental Hotels Group PLC(a)	734	13,168
Tim Hortons, Inc.	574	20,899

Total Consumer Services		155,635

Diversified Financials–5.5%
Credit Suisse Group AG(a)	9,358	398,276
Deutsche Bank AG	8,317	456,853
ING Groep NV* (a)	153,461	1,579,114
Nomura Holdings, Inc.(a)	16,428	78,361
ORIX Corp.(a)	1,046	40,020
UBS AG*	20,762	353,577

Total Diversified Financials		2,906,201

Energy–30.9%
BP PLC(a)	65,130	2,681,402
Cameco Corp.	622	17,248
Canadian Natural Resources Ltd.	3,041	105,219
Cenovus Energy, Inc.	4,053	116,605
China Petroleum & Chemical Corp.(a)	26,203	2,313,201
CNOOC Ltd.(a)	1,010	196,243
Enbridge, Inc.	2,243	117,309
Encana Corp.	4,046	122,310
Enerplus Resources Fund	359	9,244
ENI SpA(a)	25,859	1,116,592
Imperial Oil Ltd.	5,022	189,932
Nexen, Inc.	2,617	52,602
Penn West Energy Trust(b)	1,040	20,873
PetroChina Co. Ltd.(a)	14,992	1,745,369
Petroleo Brasileiro SA, Class A(a)	31,421	1,031,237
Repsol YPF SA(a)	22,428	577,072
Royal Dutch Shell PLC, Class A(a)	24,749	1,492,365
Royal Dutch Shell PLC, Class B(a)	25,407	1,493,677
Statoil ASA(a)	35,700	748,986
Suncor Energy, Inc.	8,291	269,872
Talisman Energy, Inc.	3,455	60,428
Tenaris SA(a)	1,730	66,466
Total SA(a)	31,141	1,606,876
TransCanada Corp.	1,895	70,342

Total Energy		16,221,470

Food & Staples Retailing–0.5%
Delhaize Group SA(a)	3,463	250,583

Food, Beverage & Tobacco–3.6%
Anheuser-Busch InBev NV(a)	5,775	339,281
British American Tobacco PLC(a)	2,756	205,901
Diageo PLC(a)	2,014	138,986
Fomento Economico Mexicano SAB de CV(a)	2,533	128,499
Unilever NV	17,778	531,207
Unilever PLC(a)	18,099	526,681

Total Food, Beverage & Tobacco		1,870,555

Health Care Equipment & Services–0.3%
Fresenius Medical Care AG & Co. KGaA(a)	1,745	107,736
Smith & Nephew PLC(a)	786	35,685

Total Health Care Equipment & Services		143,421

Insurance–5.7%
Aegon NV, Class G*	75,670	453,263
Aviva PLC(a)	54,790	690,354
China Life Insurance Co. Ltd.(a)	9,268	551,261
Manulife Financial Corp.	26,122	329,921
Prudential PLC* (a)	37,505	748,225
Sun Life Financial, Inc.	8,286	215,767

Total Insurance		2,988,791

Materials–5.5%
Agnico-Eagle Mines Ltd.	125	8,879
Agrium, Inc.	1,115	83,614
ArcelorMittal	19,953	658,050
Barrick Gold Corp.	1,812	83,877
BHP Billiton Ltd.(a)	3,168	241,782

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES ADR FUND
SEPTEMBER 30, 2010 (UNAUDITED)

Investments	Shares	Value

BHP Billiton PLC(a)	3,789	$242,193
Cemex SAB de CV* (a)	14,203	120,725
Cia de Minas Buenaventura SA(a)	221	9,985
Cia Siderurgica Nacional SA(a)	3,840	67,853
CRH PLC(a)	11,830	196,851
Eldorado Gold Corp.	227	4,197
Fibria Celulose SA* (a)	1,872	32,367
Gerdau SA(a)	9,760	132,834
Goldcorp, Inc.	623	27,113
IAMGOLD Corp.	418	7,403
Kinross Gold Corp.	1,167	21,928
POSCO(a)	1,969	224,427
Potash Corp. of Saskatchewan, Inc.	320	46,093
Rio Tinto PLC(a)	7,588	445,643
Sociedad Quimica y Minera de Chile SA(a)	298	14,375
Southern Copper Corp.	1,245	43,724
Syngenta AG(a)	1,919	95,547
Teck Resources Ltd., Class B	1,839	75,693
Yamana Gold, Inc.	1,118	12,745

Total Materials		2,897,898

Media–0.9%
Grupo Televisa SA(a)	1,941	36,724
Pearson PLC(a)	4,917	76,312
Reed Elsevier NV(a)	3,162	79,651
Shaw Communications, Inc., Class B	1,309	28,811
Thomson Reuters Corp.	3,035	113,903
WPP PLC(a)	2,027	112,843

Total Media		448,244

Pharmaceuticals, Biotechnology & Life Sciences–3.1%
AstraZeneca PLC(a)	5,753	291,677
Elan Corp. PLC* (a)	1,703	9,792
GlaxoSmithKline PLC(a)	10,177	402,195
Novartis AG(a)	7,559	435,928
Novo Nordisk A/S(a)	956	94,109
QIAGEN NV*	453	8,036
Sanofi-Aventis SA(a)	11,037	366,980
Shire PLC(a)	414	27,854
Valeant Pharmaceuticals International, Inc.	282	7,064

Total Pharmaceuticals, Biotechnology & Life Sciences		1,643,635

Real Estate–0.2%
Brookfield Asset Management, Inc., Class A	3,931	111,522

Semiconductors & Semiconductor Equipment–0.5%
Advantest Corp.(a)	198	3,984
ARM Holdings PLC(a)	214	4,015
ASML Holding NV, Class G	1,235	36,716
STMicroelectronics NV, Class Y	11,161	85,158
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	10,197	103,398
United Microelectronics Corp.(a)	11,341	31,528

Total Semiconductors & Semiconductor Equipment		264,799

Software & Services–0.3%
SAP AG(a)	2,822	139,153

Technology Hardware & Equipment–4.7%
Alcatel-Lucent* (a)	60,155	203,324
AU Optronics Corp.* (a)	12,789	133,773
Canon, Inc.(a)	7,298	340,963
Hitachi Ltd.* (a)	18,596	814,133
Kyocera Corp.(a)	925	88,069
Nokia OYJ(a)	51,705	518,601
Research In Motion Ltd. *	2,478	120,654
Telefonaktiebolaget LM Ericsson(a)	22,288	244,499

Total Technology Hardware & Equipment		2,464,016

Telecommunication Services–10.4%
America Movil SAB de CV,
Series R(a)	5,393	287,609
BCE, Inc.	4,580	148,850
BT Group PLC(a)	13,155	288,358
China Mobile Ltd.(a)	11,799	603,283
Chunghwa Telecom Co. Ltd.(a)	2,344	52,552
France Telecom SA(a)	28,355	610,483
Nippon Telegraph & Telephone Corp.(a)	42,719	936,400
NTT DoCoMo, Inc.(a)	23,429	391,733
Portugal Telecom SGPS SA(a)	6,893	91,194
Rogers Communications, Inc., Class B	2,672	100,013
Tele Norte Leste Participacoes SA(a)	10,425	146,784
Telecom Corp. of New Zealand Ltd.(a)	3,971	29,862
Telecom Italia SpA(a)	23,573	328,372
Telefonica SA(a)	9,810	727,412
Telefonos de Mexico SAB de CV(a)	5,368	80,144
TELUS Corp., Class A	1,979	83,811
Vodafone Group PLC(a)	22,514	558,572

Total Telecommunication Services		5,465,432

Transportation–0.3%
Canadian National Railway Co.	1,015	64,981
Canadian Pacific Railway Ltd.	625	38,081
Lan Airlines SA(a)	1,207	35,534
Ryanair Holdings PLC(a)	1,047	32,258

Total Transportation		170,854

Utilities–2.4%
Centrais Eletricas Brasileiras SA, Class C(a)	10,818	139,011
Cia Energetica de Minas Gerais(a)	3,570	58,512
Empresa Nacional de Electricidad SA(a)	719	38,848
Enersis SA(a)	4,245	99,800
Korea Electric Power Corp.* (a)	20,901	270,250
National Grid PLC(a)	4,551	194,510
TransAlta Corp.	1,054	22,534
Veolia Environnement(a)	15,878	418,544

Total Utilities		1,242,009

Total Common Stocks
(Cost $49,308,977)		51,767,280

PREFERRED STOCKS–0.8%
Food, Beverage & Tobacco–0.2%
Cia de Bebidas das Americas(a)	976	120,809

Materials–0.6%
Vale SA, Class B(a)	10,971	304,445

Utilities–0.0%†
Cia Paranaense de Energia-Copel Preference B(a)	1,254	27,902

Total Preferred Stocks
(Cost $368,262)		453,156

RIGHTS–0.1%
Diversified Financials–0.1%
Deutsche Bank AG*
(Cost $0)	8,890	$36,627

Total Investments–99.7%
(Cost $49,677,239)		52,257,063

Other Assets in Excess of
Liabilities–0.3%		146,754

Net Assets–100.0%		$52,403,817

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES ADR FUND
SEPTEMBER 30, 2010 (UNAUDITED)

		% of Net
Country	Value	Assets

Australia	$519,163	1.0%
Belgium	589,864	1.1
Brazil	3,271,736	6.2
Canada	3,950,916	7.5
Chile	243,648	0.5
China	2,296,630	4.4
Denmark	94,109	0.2
Finland	518,601	1.0
France	3,206,207	6.1
Germany	1,666,097	3.2
Greece	78,551	0.2
Hong Kong	3,112,727	5.9
Ireland	379,599	0.7
Italy	1,513,355	2.9
Japan	7,496,486	14.3
Luxembourg	724,516	1.4
Mexico	653,701	1.2
Netherlands	5,983,690	11.4
New Zealand	29,862	0.1
Norway	748,986	1.4
Peru	29,348	0.1
Portugal	91,194	0.2
South Korea	511,862	1.0
Spain	2,053,977	3.9
Sweden	244,499	0.5
Switzerland	1,645,306	3.1
Taiwan	321,251	0.6
United Kingdom	10,123,555	19.3
United States	157,627	0.3

Total Investments	52,257,063	99.7
Other Assets in Excess of Liabilities	146,754	0.3

Net Assets	52,403,817	100.0

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Units
†	Less than 0.05%

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS
REVENUESHARES NAVELLIER OVERALL A-100 FUND
SEPTEMBER 30, 2010 (UNAUDITED)

Investments	Shares	Value

COMMON STOCKS–100.5%
Automobiles & Components–16.2%
Autoliv, Inc.	2,170	$141,766
Dorman Products, Inc.*	1,408	43,395
Ford Motor Co.*	57,693	706,162
Magna International, Inc., Class A	4,744	390,242
TRW Automotive Holdings Corp.*	8,265	343,493

Total Automobiles & Components		1,625,058

Banks–3.7%
Banco de Chile(a)	881	79,167
Banco Macro SA(a)	1,878	83,646
BBVA Banco Frances SA(a)	5,534	54,787
Corpbanca SA(a)	1,155	85,331
Credicorp Ltd.	636	72,440

Total Banks		375,371

Capital Goods–5.8%
Cummins, Inc.	2,461	222,918
Polypore International, Inc.*	1,492	44,999
Tata Motors Ltd.(a)	10,483	267,421
Trimas Corp.*	3,325	49,376

Total Capital Goods		584,714

Commercial & Professional Services–1.0%
51job, Inc.* (a)	1,585	59,390
Industrial Services of America, Inc.*	2,555	39,296

Total Commercial & Professional Services		98,686

Consumer Durables & Apparel–6.1%
CTI Industries Corp.	6,149	42,674
Deckers Outdoor Corp.*	747	37,320
Flexsteel Industries	2,867	43,980
G-III Apparel Group Ltd.*	1,577	49,486
Hasbro, Inc.	4,447	197,936
Kingold Jewelry, Inc.*	4,831	43,769
Lululemon Athletica, Inc.*	500	22,360
Polaris Industries, Inc.	1,222	79,552
Steven Madden Ltd.*	1,405	57,690
Tempur-Pedic International, Inc.*	1,202	37,262

Total Consumer Durables & Apparel		612,029

Diversified Financials–0.5%
Nicholas Financial, Inc.*	5,005	46,396
TICC Capital Corp.	391	4,047

Total Diversified Financials		50,443

Energy–6.8%
BP Prudhoe Bay Royalty Trust	375	38,756
Ecopetrol SA(a)	8,465	353,414
Newpark Resources, Inc.*	5,364	45,058
OYO Geospace Corp.*	668	38,664
Permian Basin Royalty Trust	1,844	36,364
Pioneer Natural Resources Co.	1,204	78,296
RPC, Inc.	2,259	47,800
Teekay Offshore Partners LP	1,846	42,716

Total Energy		681,068

Food, Beverage & Tobacco–6.4%
Boston Beer Co., Inc., Class A*	315	21,064
Coca-Cola Femsa SAB de CV(a)	5,599	437,954
Hormel Foods Corp.	4,156	185,357

Total Food, Beverage & Tobacco		644,375

Health Care Equipment & Services–5.6%
Edwards Lifesciences Corp.*	1,235	82,807
Hill-Rom Holdings, Inc.	1,658	59,506
Magellan Health Services, Inc.*	1,725	81,489
Shamir Optical Industry Ltd.	3,510	37,697
SXC Health Solutions Corp.*	2,255	82,240
Universal American Corp.	14,808	218,418

Total Health Care Equipment & Services		562,157

Household & Personal Products–3.1%
Estee Lauder Cos., Inc., Class A	2,799	176,981
Herbalife Ltd.	1,296	78,213
Nu Skin Enterprises, Inc., Class A	2,090	60,192

Total Household & Personal Products		315,386

Insurance–2.7%
Arch Capital Group Ltd.*	2,050	171,790
Erie Indemnity Co., Class A	1,839	103,094

Total Insurance		274,884

Materials–3.9%
Allied Nevada Gold Corp.*	1,377	36,490
Kronos Worldwide, Inc.*	2,890	115,138
Lubrizol Corp.	1,499	158,849
Mesabi Trust	943	34,231
WHX Corp.*	5,576	46,615

Total Materials		391,323

Media–2.0%
Cinemark Holdings, Inc.	6,144	98,918
Valassis Communications, Inc.*	2,938	99,569

Total Media		198,487

Pharmaceuticals, Biotechnology & Life Sciences–2.1%
Impax Laboratories, Inc.*	2,363	46,787
Perrigo Co.	1,401	89,972
Warner Chilcott PLC, Class A	3,401	76,319

Total Pharmaceuticals, Biotechnology & Life Sciences		213,078

Real Estate–0.8%
Altisource Portfolio Solutions SA*	1,269	39,517
China HGS Real Estate, Inc.*	8,978	37,528

Total Real Estate		77,045

Retailing–7.1%
DSW, Inc., Class A*	2,874	82,484
Ltd. Brands, Inc.	16,624	445,191
priceline.com, Inc.*	225	78,377
Ulta Salon Cosmetics & Fragrance, Inc.*	2,222	64,882
Winmark Corp.	1,226	40,997

Total Retailing		711,931

Semiconductors & Semiconductor Equipment–2.4%
Amtech Systems, Inc.*	2,031	36,477
ARM Holdings PLC(a)	4,287	80,424
AXT, Inc.*	1,023	6,772
Cirrus Logic, Inc.*	588	10,490
Integrated Silicon Solution, Inc.*	4,466	38,452
Mindspeed Technologies, Inc.*	4,583	35,610
MIPS Technologies, Inc., Class A*	3,729	36,283

Total Semiconductors & Semiconductor Equipment		244,508

Software & Services–5.0%
Baidu, Inc.* (a)	886	90,921
Cognizant Technology Solutions Corp., Class A*	2,355	151,827
ePlus, Inc.*	2,209	47,383
iGate Corp.	832	15,093
LML Payment Systems, Inc.*	18,574	28,790

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS - continued
REVENUESHARES NAVELLIER OVERALL A-100 FUND
SEPTEMBER 30, 2010 (UNAUDITED)

Investments	Shares	Value

LogMeIn, Inc.*	984	$35,404
Magic Software Enterprises Ltd.	17,262	43,155
Travelzoo, Inc.*	1,416	36,476
WebMD Health Corp., Class A*	1,054	52,563

Total Software & Services		501,612

Technology Hardware & Equipment–15.9%
Acme Packet, Inc.*	1,958	74,287
Apple, Inc.*	2,476	702,565
Coherent, Inc.*	618	24,726
DDI Corp.	1,187	10,968
F5 Networks, Inc.*	821	85,228
Isilon Systems, Inc.*	1,697	37,809
Keithley Instruments, Inc.	1,739	37,406
Lexmark International, Inc.,
Class A*	4,882	217,835
Littelfuse, Inc.*	1,262	55,149
NetApp, Inc.*	3,333	165,950
Power-One, Inc.*	2,868	26,070
SanDisk Corp.*	3,430	125,710
Transact Technologies, Inc.*	4,624	36,992

Total Technology Hardware & Equipment		1,600,695

Telecommunication Services–1.5%
8x8, Inc.*	17,901	38,487
Nortel Inversora SA* (a)	4,648	111,599

Total Telecommunication Services		150,086

Transportation–1.9%
Dollar Thrifty Automotive
Group, Inc.*	1,713	85,890
Lan Airlines SA(a)	3,446	101,450

Total Transportation		187,340

Total Investments–100.5%
(Cost $8,756,016)		10,100,276

Liabilities in Excess of Other Assets–(0.5)%		(53,481)

Net Assets–100.0%		$10,046,795

*	Non-income producing security
(a)	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. ORGANIZATION

The RevenueShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which is currently comprised of six active funds (collectively, the “Funds” and each individually a “Fund”). The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are diversified funds under the Act, the RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund are not diversified. Operations commenced on February 22, 2008 for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, November 10, 2008 for the RevenueShares Financials Sector Fund, November 18, 2008 for the RevenueShares ADR Fund and January 21, 2009 for the RevenueShares Navellier Overall A-100 Fund.

The objective of the Funds, (RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund) is to outperform the total return performance of the Fund’s corresponding benchmark (Standard & Poor’s (“S&P”) 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, S&P 500 Financials Index, S&P ADR Index, and the Navellier Overall A-100 Index, respectively).

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon Corp. calculates each Fund’s NAV at the close of the regular trading session on the NYSE, ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.

Investment Transactions — Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

3. FAIR VALUE MEASUREMENT

The authoritative guidance for fair value measurements and disclosures, Accounting Standards Codification TM (“ASC”) Topic 820, establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of September 30, 2010 in valuing the Funds’ assets carried at fair value:

	Quoted Prices in Active Markets (Level 1)			Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fund	Common Stocks	Preferred Stocks	Rights
RevenueShares Large Cap Fund	$154,046,655	$ -	$ -	-	-	$154,046,655
RevenueShares Mid Cap Fund	106,460,445	-	-	-	-	106,460,445
RevenueShares Small Cap Fund	104,435,258	-	-	-	-	104,435,258
RevenueShares Financials Sector Fund	21,283,918	-	-	-	-	21,283,918
RevenueShares ADR Fund	51,767,280	453,156	36,627	-	-	52,257,063
RevenueShares Navellier Overall A-100 Fund	10,100,276	-	-	-	-	10,100,276

At September 30, 2010 the Funds did not hold any Level 2 or Level 3 securities. Please refer to the Schedule of Investments to view equity securities segregated by industry type.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires new disclosure regarding transfers into and out of Levels 1 and 2 effective for interim and annual periods beginning after December 15, 2009. The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. For the period ended September 30, 2010, there were no material transfers between Levels 1 and 2. ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the effect that this additional requirement will have on the Funds’ financial statements.

4. FEDERAL INCOME TAX

At September 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same for book purposes, as indicated below:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
RevenueShares Large Cap Fund	$148,928,576	$10,965,490	($5,847,411)	$5,118,079
RevenueShares Mid Cap Fund	96,320,250	13,052,549	(2,912,354)	10,140,195
RevenueShares Small Cap Fund	98,272,998	11,576,241	(5,413,981)	6,162,260
RevenueShares Financials Sector Fund	23,239,579	392,835	(2,348,496)	(1,955,661)
RevenueShares ADR Fund	49,677,239	4,025,684	(1,445,860)	2,579,824
RevenueShares Navellier Overall A-100 Fund	8,756,016	1,396,321	(52,061)	1,344,260

5. ADDITIONAL INFORMATION

The schedule of investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Funds’ audited annual report. This report includes additional information about the Funds.

6. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in this report through the date the report was issued. Management has determined that there were no material events that would require disclosure in this report through this date.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RevenueShares ETF Trust

By:	/s/ Vincent T. Lowry Vincent T. Lowry Principal Executive Officer

Date:	November 15, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent T. Lowry Vincent T. Lowry Principal Executive Officer

Date:	November 15, 2010

By:	/s/ Charles S. Todd Charles S. Todd Chief Financial Officer

Date:	November 15, 2010